UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Bunker Hill Money Market Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (31%)
10,000,000	FHLB Discount Note, 5.25%, 8/16/07 (a)	$9,994
10,000,000	FHLB Discount Note, 5.35%, 12/28/07 (a)	10,000
10,000,000	FHLMC Discount Note, 1.00%, 6/29/07 (a)	9,795
5,000,000	FHLMC Discount Note, 4.00%, 8/17/07 (a)	4,965
5,000,000	FHLMC Discount Note, 4.91%, 4/3/07 (a)	4,958
15,000,000	FHLMC Discount Note, 4.98%, 5/31/07 (a)	14,753
10,000,000	FHLMC Discount Note, 5.00%, 10/16/07 (a)	9,643
10,000,000	FHLMC Discount Note, 5.23%, 4/18/07 (a)	9,889
10,000,000	FNMA Discount Note, 1.00%, 3/21/07 (a)	9,933
10,000,000	FNMA Discount Note, 4.86%, 9/28/07 (a)	9,677
5,000,000	FNMA Discount Note, 4.98%, 4/27/07 (a)	4,941
11,000,000	FNMA Discount Note, 5.02%, 2/23/07 (a)	10,966
17,500,000	FNMA Discount Note, 5.08%, 7/27/07 (a)	17,066
14,352,000	FNMA Discount Note, 5.16%, 2/14/07 (a)	14,326
900,000	Freddie Mac, 5.17%, 2/16/07	898
25,000,000	Freddie Mac, 5.35%, 11/21/07	24,996

		166,800

Investment Company (1%)
2,246,419	Dreyfus Treasury Cash Management Fund	2,246

Total (Cost- $169,046) (32%)		169,046

Repurchase Agreements (68%)
75,000,000	Barclays Tri Party, 5.25%, 2/7/07 (b)	75,000
100,000,000	Goldman Sachs, 5.25%, 2/28/07 (c)	100,000
100,000,000	Lehman Tri Party, 5.23%, 2/1/07 (d)	100,000
75,900,000	Morgan Stanley Tri Party, 5.25%, 2/1/07 (e)	75,900

Total Repurchase Agreements (Cost-$350,900)		350,900

Total Investments (Cost - $519,946)		519,946
Liabilities in excess of Other Assets (0%)		(1,298)

Net Assets (100%)		$518,648

_______________
(a) Discount rate at time of purchase
(b) The repurchase agreement is collateralized by the following securities:

Barclays-Bank of New York Tri Party
1,522,796	FNMA 6.00%, Dec 36	$1,501,670
40,785,108	FMAC 4.186%, Jan 35	21,553,809
20,751,611	FMAC 6.50%, Jul 36	19,133,736
9,294,670	FMAC 6.324%, Jul 36	8,037,438
30,350,172	FNMA 6.586%, Jun 36	24,773,347

		$75,000,000

(c) The repurchase agreement is collateralized by the following securities:

Goldman Sachs-Bank of New York Tri Party
317,623,007	FNMA 6.00%, Nov 32	$50,000,000
54,278,810	FMAC 5.00%, Aug 36	50,000,000

		$100,000,000

(d) The repurchase agreement is collateralized by the following securities:

Lehman-JPMorgan Tri Party
43,952,975	FMAC 4.50%, Mar 19	$27,966,894
23,754,146	FMAC 5.00%, Apr 21	21,153,362
43,501,528	FNMA 4.50%, Apr 18	21,310,502
5,860,000	FNMA 4.50%, Jun 18	2,996,469
44,088,540	FNMA 6.00%, Apr 35	26,572,773

		$100,000,000

(e) The repurchase agreement is collateralized by the following securities:

Morgan Stanley-Bank of New York Tri Party
79,076,420	FMAC 5.00%, Jan 22	$75,900,000

Limited Maturity Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Asset Backed (22%)
312,656	Ameriquest Mortgage Securities Inc., 5.69%, 1/25/34	$314
541,844	Asset Backed Funding Certificates, 5.63%, 4/25/34	547
750,000	Bank of America Credit Card Trust 2006-C7 C7, 5.55%, 3/15/12	750
1,000,000	Chase Credit Card Master Trust, 5.52%, 5/15/09	1,000
3,769,396	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	3,730
697,606	CIT Equipment Collateral, 2.20%, 3/20/08	696
1,662,127	CNH Equipment Trust, 2.57%, 9/15/09	1,641
1,234,966	CNH Equipment Turst, 4.02%, 4/15/09	1,227
4,200,000	Daimler Chrysler Master Owner Trust, 5.37%, 4/15/10	4,201
1,179,905	First Franklin Mtg. Loan Asset Backed Certificates, 5.60%, 1/25/35	1,181
1,000,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	1,001
2,300,000	GE Capital Credit Card Master Note Trust, 5.52%, 6/15/11	2,303
2,900,000	GMAC Mortgage Corp. Loan Trust, 5.47%, 2/25/36	2,903
1,829,579	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	1,824
1,451,912	Impac CMB Trust, 5.69%, 11/25/34	1,453
1,317,970	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	1,304
2,155,345	Morgan Stanley ABS Capital, 5.37%, 9/25/36	2,155
287,127	New Century Home Equity Loan Trust, 5.39%, 11/25/34	287
1,106,913	USAA Auto Owner Trust, 3.16%, 2/17/09	1,100
4,147,112	Whole Auto Loan Trust, 2.58%, 3/15/10	4,142
2,423,622	World Omni Auto Receivables Trust, 2.87%, 11/15/10	2,393

		36,152

Corporate (24%)
2,000,000	America Movil SA de CV, 5.99%, 4/27/07	2,000
2,050,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	2,055
1,900,000	CC Funding Trust, 6.90%, 2/16/07	1,901
2,250,000	Centex Corp., 5.61%, 8/1/07	2,252
2,000,000	CIT Group Inc., 5.46%, 6/8/09	2,002
1,400,000	Comcast Corp., 5.66%, 7/14/09	1,403
2,000,000	DaimlerChrysler NA Hldg, 5.81%, 8/03/09	2,005
2,750,000	Dominion Resources Inc., 5.66%, 9/28/07	2,751
2,300,000	EOP Operating LP, 7.75%, 11/15/07	2,342
1,145,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	1,147
1,630,000	Gannett Co., 5.57%, 5/26/09	1,631
1,800,000	General Mills Inc., 5.125%, 2/15/07	1,800
1,000,000	Masco Corp. 144A, 5.64%, 3/9/07 (b)	1,000
2,000,000	Merrill Lynch & Co., 5.70%, 7/21/09	2,006
2,740,000	Oracle Corp., 5.60%, 1/13/09	2,744
2,500,000	Public Service Enterprise, 5.74%, 9/21/08	2,502
1,345,000	Republic of Chile, 5.76%, 1/28/08	1,348
1,490,000	Safeway Inc., 5.31%, 3/27/09	1,491
2,000,000	Telecom Italia Capital, 6.11%, 7/18/11	2,002
1,500,000	Time Warner Inc., 5.61%, 11/13/09	1,501
1,375,000	United Mexican States, 5.75%, 1/13/09	1,388

		39,271

Mortgage Backed (37%)
500,000	Arkle Master Issuer PLC 2006-2A 2C 144A, 5.732%, 2/17/52 (b)	500
3,000,000	ARKLE 2006-1A 3A 144A, 5.417%, 8/17/11 (b)	3,000
3,809,176	Bear Stearns Alt-A Trust, 5.865%, 3/25/36	3,815
327,221	Bear Stearns ALT-A Trust, 2.962%, 3/25/34	327
57,298,704	Countrywide Alternative Loan Trust 2004-J9 3AIO, 3/25/07 (d)	28
1,527,584	Countrywide Home Loans, 6.859%, 8/25/34	1,547
1,510,824	FHR 2759 AU, 3.50%, 5/15/19	1,496
1,125,186	FHR 2773 EK, 3.50%, 5/15/10	1,120
543,913	FNMA #613633, 6.56%, 10/1/26	549
3,014,478	FNMA #847515, 4.77%, 2/1/34	3,028
4,801,071	FNMA #849088, 6.814%, 11/1/35	4,931
3,246,461	FNMA #865488, 6.806%, 2/1/36	3,335
5,060,995	FNMA ARM, 5.944%, 2/25/44	5,204
61,413	FNR 2003-11 GF, 5.47%, 2/25/18	61
1,736,722	GNR 02-48 FT, 5.52%, 12/16/26	1,744
624,297	GNR 99-43 FA, 5.77%, 11/16/29	630
4,100,000	Granite Master Issuer, 5.445%, 12/20/24	4,101
400,000	Holmes Master Issuer Plc 2006-1A 2C 144A, 5.75%, 7/15/40 (b)	400

602,076	Homebanc Mortgage Trust, 5.75%, 8/25/29	603
700,000	Permanent Master Issuer Plc 2006-1 2C, 0.00%, 7/17/42	700
2,838,723	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	2,843
820,139	Sequoia Mortgage Trust, 5.32%, 10/20/27	821
864,927	Structured ARM Loan Trust, 6.48%, 9/25/34	877
3,427,806	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	3,449
1,456,043	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	1,470
3,113,696	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	3,168
3,135,073	Structured Asset Mortgage Investments Inc., 7.09%, 5/25/36	3,194
4,161,256	Washington Mutual 2006-AR13 1A, 5.44%, 5/25/46	4,173
3,767,938	Washington Mutual, 4.828%, 5/25/46	3,777

		60,891

U.S. Government Agency (9%)
300,000	FHLB Discount Note, 5.00%, 4/18/07 (c)	297
5,000,000	FHLMC, 4.25%, 4/5/07	4,990
10,000,000	FHLMC, 5.00%, 3/6/07	9,953

		15,240

Commercial Paper (6%)
2,000,000	ADMPP, 5.00%, 2/7/07	1,998
2,000,000	American Honda Finance, 5.00%, 4/4/07	1,982
2,000,000	Royal Bank of Canada, 5.00%, 2/5/07	1,999
2,000,000	Total Fina Capital, 5.20%, 3/8/07	1,990
2,000,000	Toyota Motor Credit, 5.23%, 3/5/07	1,991

		9,960

Investment Company (1%)
1,339,962	Bunker Hill Money Market Fund *	1,340

Total (Cost - $162,826) (a) (99%)		162,854
Other Assets, net of Liabilities (1%)		739

Net Assets (100%)		$163,593

__________
* Affiliated investment

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$268
Unrealized depreciation		(240)

Net unrealized appreciation		$28

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.
(c)	Discount rate at time of purchase
(d)	Par in local face

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/14/2007	Euro (Buy 951)	1.3034	$1,240	$8
Liabilities:
3/16/2007	Russian Rubel (Buy 43,850)	26.4563	$1,657	$(2)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP 9,200	$5

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
109	U.S. Treasury 2 Year Note Future	Mar-07	$22,192	$(175)

Short Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Asset Backed (30%)
3,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	$2,923
5,250,000	Bank One Issuance Trust, 3.45%, 10/15/11	5,070
3,400,000	Capital Auto Receivables Asset Trust 144A, 5.31%, 10/20/09 (b)	3,394
3,600,000	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	3,593
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	8,045
8,000,000	Capital One Prime Auto Receivables Trust 2006-2 A4, 4.94%, 7/15/12	7,930
6,100,000	Carmax Auto Owner Trust 2006-2 A4, 5.14%, 11/15/11	6,081
2,300,000	Chase Manhattan Auto Owner Trust 2006-B A3, 5.13%, 5/16/11	2,294
2,400,000	Chase Manhattan Auto Owner Trust 2006-B A4, 5.11%, 4/15/14	2,391
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,874
6,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	6,479
9,300,000	GE Capital Credit Card Master Note Trust, 5.08%, 9/17/12	9,272
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,931
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	9,026
1,288,789	Sequoia Mortgage Trust, 5.32%, 10/20/27	1,290
7,140,000	Wachovia Auto Loan Owner Trust 2006-1 A4, 5.08%, 4/20/12 (b)	7,098
9,738,000	Whole Auto Loan Trust, 3.26%, 3/15/11	9,580

		94,271

Corporate (15%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,144
705,000	Allied Waste North America, 8.50%, 12/1/08	735
895,500	AMC Entertainment Inc., 4.99%, 1/26/13	906
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,668
1,462,500	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,473
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,462
2,980,000	CSX Corp., 6.25%, 10/15/08	3,019
1,488,750	DRS Technologies Inc., 4.899%, 1/1/13	1,491
745,000	Echostar DBS Corp., 5.75%, 10/1/08	740
3,850,000	Gannett Co. Inc., 4.125%, 6/15/08	3,776
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	781
1,985,000	Georgia-Pacific Corp., 4.98%, 2/20/12	2,000
495,000	Ineos Group Holdings Plc, 4.975%, 2/1/14	500
495,000	Ineos Group Holdings Plc, 5.025%, 2/1/15	500
890,000	Intelsat Sub Holding Co. Ltd., 10.252%, 1/15/12	899
839,061	Jarden Corp., 4.915%, 1/24/12	840
700,000	KB Home, 8.625%, 12/15/08	726
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,551
740,000	MGM Mirage Inc., 6.00%, 10/1/09	737
730,000	MSW Energy Holdings, 7.375%, 9/1/10	757
632,048	Nalco Co., 5.03%, 11/4/10	636
1,320,918	NRG Energy Inc., 6.741%, 2/1/13	1,333
292,000	PSEG Energy Holdings, 8.625%, 2/15/08	299
745,000	Royal Caribbean Cruises, 7.00%, 10/15/07	752
3,592,000	SLM Corp., 4.00%, 1/15/09	3,504
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	738
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,307
1,000,000	Alltel Holding Corp., 7.12%, 7/17/13	1,009
2,350,000	Sprint Capital Corp., 6.375%, 5/12/09	2,393

		48,676

Mortgage Backed (43%)
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,243
6,089,664	FH #782784 ARM, 4.384%, 10/1/34	5,990
8,000,000	FH #1J0224 ARM, 5.68%, 1/1/37	8,028
9,732,937	FH ARM, 5.392%, 3/1/2036	9,695
4,578,488	FHR #2891 LN, 4.25%, 6/15/24	4,508
8,319,736	FNMA #1Q0025, 5.22%, 2/1/36	8,257
2,808,298	FNMA #708229, 4.252%, 4/1/33	2,807
2,107,274	FNMA #743821, 4.731%, 11/1/33	2,096
1,591,637	FNMA #755867, 4.28%, 12/1/33	1,578
2,680,149	FNMA #790762, 5.088%, 9/1/34	2,673

3,977,172	FNMA #790764, 4.921%, 9/1/34	3,952
3,657,203	FNMA #794792, 5.101%, 10/1/34	3,646
3,263,870	FNMA #794797, 4.758%, 10/1/34	3,232
4,850,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	4,712
4,970,195	GSR Mortgage Loan Trust, 4.78%, 9/25/34	4,925
9,554,629	Harborview Mortgage Loan Trust, 5.32%, 11/25/35	9,495
4,350,000	Harley-Davidson Motorcycle Trust, 5.22%, 6/15/13	4,344
1,548,052	Indymac Indx Mortgage Loan Trust, 5.36%, 10/25/34	1,564
4,073,601	LB-UBS Commercial Mortgage Trust, 3.33%, 9/15/27	3,975
6,200,000	LB-UBS Commercial Mortgage Trust, 4.21%, 11/15/27	6,050
3,000,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	2,947
3,639,246	MLCC Mortgage Investors Inc., 4.73%, 12/25/34	3,586
3,789,902	MLCC Mortgage Investors, Inc., 5.40%, 2/25/36	3,764
935,604	Morgan Stanley Mortgage Loan Trust, 6.91%, 7/25/34	948
6,613,413	Nomura Asset Securities Corp., 6.59%, 3/15/30	6,679
534,031	Provident Funding Mortgage Loan Trust, 4.05%, 4/25/34	524
7,928,182	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	7,903
1,548,330	Structured ARM Loan Trust, 5.07%, 10/25/34	1,562
4,531,917	Structured ARM Loan Trust, 5.36%, 8/25/34	4,520
1,487,741	Structured Asset Mortgage Investments Inc., 6.55%, 10/19/34	1,499
6,170,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	5,999

		136,701

U.S. Treasury (12%)
23,905,000	U.S. Treasury Note, 3.50%, 2/15/10	23,005
3,468,000	U.S. Treasury Note, 3.50%, 5/31/07	3,450
10,083,000	US Treasury Note, 4.63%, 11/15/09	10,020

		36,475

Investment Company (0%)
613,865	Bunker Hill Money Market Fund *	614

Total (Cost-$319,223) (a) (100%)		316,737
Other Assets, net of Liabilities (0%)		1,111

Net Assets (100%)		$317,848

___________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$159
Unrealized depreciation		(2,645)

Net unrealized depreciation		$(2,486)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.

Open Swap Contracts (000s)

Contract Type	Date	Notional Principal		Unrealized Appreciation (Depreciation)
Assets:
ABX.HE Credit Default Swap, (2.42%)	May-46		$1,500	$68
Interpublic Group Credit Default Swap, 1.96%	Jun-08		920	21
Unisys Credit Default Swap, 1.60%	Dec-07		1,000	10
Egypt T-Bill Total Return Swap, 5.61%	Apr-07	EGP	17,600	9

				$108

Liabilities:
Merck Credit Default Swap, (0.20%)	Jun-13		$5,264	$(30)
ABX.HE Credit Default Swap, 2.67%	Jul-45		1,500	(50)

				$(80)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
218	U.S. Treasury 2 Year Note Future	Mar-07	$44,383	$(260)

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Asset:
2/14/2007	Euro (Buy 1,791)	1.3034	$2,334	$14
Liabilities:
3/16/2007	Russian Ruble ( Buy 85,676)	26.4563	$3,238	$(3)

U.S. Government Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Mortgage Backed (45%)
1,223,046	FH 1J1279 ARM, 5.882%, 4/1/36	$1,229
1,452,634	FH Arm #IK0030, 5.981%, 7/1/36	1,463
1,362,902	FHARM #1B2420, 5.086%, 11/1/35	1,352
1,400,000	FHARM #1J0224, 5.68%, 1/1/37	1,405
1,668,503	FHARM, 5.392%, 3/1/2036	1,662
570,048	FHLMC #2659, 3.00%, 12/15/21	560
539,028	FHR #2891 LN, 4.25%, 6/15/24	531
421,169	FHR 2676 KM, 3.50%, 12/15/13	418
391,479	FHR 2836 DG, 5.00%, 6/15/16	390
211,637	FHR 2852 TU, 3.50%, 1/15/13	211
748,776	FNMA #1Q0025, 5.22%, 2/1/36	743
1,078,318	FNMA #708229, 4.252%, 4/1/33	1,078
1,225,160	FNMA #743821, 4.731%, 11/1/33	1,218
852,663	FNMA #755867, 4.28%, 12/1/33	845
304,102	FNMA #790762, 5.088%, 9/1/34	303
451,019	FNMA #790764, 4.921%, 9/1/34	448
539,793	FNMA #794792, 5.101%, 10/1/34	538
482,396	FNMA #794797, 4.758%, 10/1/34	478
984,714	FNMA #850120, 5.308%, 10/1/35	983
1,373,491	FNMA #878544, 5.36%, 3/1/36	1,368
840,308	FNMA #905694, 5.90%, 12/1/36	846
1,216,198	FNMA ARM #745621, 5.74%, 5/1/36	1,225
1,465,103	FNMA ARM #887019, 5.881%, 6/1/36	1,478
591,316	Freddie Mac, 5.125%, 10/15/15	589

		21,361

U.S. Government Agency (7%)
1,250,000	FHLB, 5.38%, 11/20/09	1,248
1,000,000	FNMA, 5.375%, 5/22/08	999
1,000,000	Freddie Mac, 5.25%, 11/20/09	996

		3,243

U.S. Treasury (60%)
3,400,000	U.S. Treasury Note, 3.625%, 1/15/10	3,287
3,000,000	U.S. Treasury Note, 3.875%, 9/15/10	2,907
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,969
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,296
1,400,000	U.S. Treasury Note, 4.875%, 8/15/09	1,400
5,700,000	U.S. Treasury Note, 4.50%, 11/30/11	5,621
4,600,000	U.S. Treasury Note, 4.63%, 11/15/09	4,571
3,300,000	U.S. Treasury Note, 4.63%, 12/31/11	3,271
4,300,000	U.S. Treasury Note, 4.75%, 12/31/08	4,286

		28,608

Investment Company (2%)
973,984	Bunker Hill Money Market Fund *	974

Total (Cost - $54,551) (a) (114%)		54,186
Liabilities in excess of Other Assets (-14%)		(6,539)

Net Assets (100%)		$47,647

__________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$49
Unrealized depreciation		(414)

Net unrealized depreciation		$(365)

GNMA Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Mortgage Backed (155%)
767,478	FH 780444 ARM, 5.569%, 3/1/33	$770
1,996,611	FH 782784 ARM, 4.384%, 10/1/34	1,964
759,149	FN 665367 ARM, 6.679%, 8/1/32	768
2,000,000	FNR 06-27 BF ARM, 5.62%, 4/25/36	2,006
475,946	G2 2591 30YR, 7.00%, 5/20/28	492
4,633,805	G2 3515 30YR, 5.50%, 2/20/34	4,582
3,868,024	G2 3584 30YR, 6.00%, 7/20/34	3,899
4,075,563	G2 3599 30YR, 6.50%, 8/20/34	4,165
3,116,442	G2 3711 30YR, 5.50%, 5/20/35	3,080
8,512,196	G2 3785 30YR, 5.00%, 11/20/35	8,195
4,535,157	G2 3805 ARM, 5.00%, 1/20/36	4,364
4,114,729	G2 603068 ARM, 5.00%, 8/15/33	3,977
1,500,126	G2 80013 ARM, 5.13%, 11/20/26	1,523
1,520,956	G2 80029 ARM, 5.38%, 1/20/27	1,532
604,479	G2 8006 ARM, 5.75%, 7/20/22	609
1,092,351	G2 80134 ARM, 5.13%, 11/20/27	1,107
384,766	G2 80346 ARM, 5.13%, 11/20/29	390
385,030	G2 8041 ARM, 5.75%, 8/20/22	388
818,812	G2 80507 ARM, 5.38%, 4/20/31	825
1,953,775	G2 80546 ARM, 5.00%, 10/20/31	1,967
1,513,797	G2 80611 ARM, 5.38%, 6/20/32	1,523
844,201	G2 80612 ARM, 5.50%, 6/20/32	852
393,479	G2 8062 ARM, 5.13%, 10/20/22	398
1,463,466	G2 81018 ARM, 6.00%, 8/20/34	1,471
2,928,478	G2 81220 ARM, 4.5%, 1/20/35	2,911
502,171	G2 8228 ARM, 5.75%, 7/20/23	506
452,487	G2 8301 ARM, 5.13%, 10/20/23	457
861,656	G2 8302 ARM, 5.13%, 10/20/23	871
496,345	G2 8339 ARM, 5.13%, 12/20/23	502
519,108	G2 8595 ARM, 5.38%, 2/20/25	524
303,495	G2 8855 ARM, 5.13%, 10/20/21	307
348,828	G2 8867 ARM, 5.13%, 11/20/21	353
2,808,557	G2 8991 ARM, 5.13%, 10/20/26	2,847
648,445	GN 582100 30YR, 7.50%, 4/15/32	676
73,385	GN 592286 30YR, 7.50%, 1/15/33	77
4,850,212	GN 616826 30YR, 5.50%, 1/15/35	4,803
344,911	GN 780619 15YR, 7.00%, 8/15/12	356
434,930	GN 780853 15YR, 9.00%, 1/15/10	443
885,342	GN 781324 30YR, 7.00%, 7/15/31	916
652,282	GN 781445 30YR, 8.00%, 11/15/31	691
2,824,296	GN 781527 30YR, 6.00%, 11/15/32	2,856
8,994,082	GNMA #3747, 5.00%, 08/1/05	8,659
4,622,408	GNMA #3772, 5.00%, 10/20/35	4,450
4,795,210	GNMA #3891, 6.50%, 8/20/36	4,895
4,161,853	GNMA #605099, 5.50%, 3/15/34	4,123
1,224,366	GNMA #658144, 6.50% 10/15/21	1,253
1,873,853	GNMA #658148, 6.50% 11/15/21	1,917
3,629,993	GNMA #81318, 4.50%, 4/20/2035	3,598
3,437,764	GNMA 2001-59 FA, 5.72%, 11/16/24	3,474
1,865,160	GNMA 2002-13 FA, 5.82%, 2/16/32	1,885
34,150,000	GNMA 30 YR TBA, 5.50%, 2/1/36 (b)	33,702
4,000,000	GNMA TBA, 5.00%, 2/1/35 (b)	3,861
17,500,000	GNMA TBA, 5.50%, 2/1/35 (b)	17,319
25,400,000	GNMA TBA, 6.00%, 2/1/35 (b)	25,638
7,400,000	GNMA TBA, 6.50%, 2/1/35 (b)	7,569
1,573,741	GNMA, 4.00%, 9/16/25	1,554
2,974,111	GNMA, 5.48%, 11/20/36	2,978
3,246,525	GNR 00-22 FG, 5.52%, 5/16/30	3,248
42,687	GNR 00-26 F, 5.72%, 6/20/30	43
1,167,764	GNR 00-26 FA, 5.87%, 9/20/30	1,171
630,939	GNR 00-9 FH, 5.82%, 2/16/30	637
675,145	GNR 01-19 F, 5.82%, 5/16/31	679
4,746,716	GNR 01-47 FA, 5.72%, 9/16/31	4,777
1,800,655	GNR 02-11 FJ, 5.82%, 2/20/32	1,818

633,399	GNR 02-24 FA, 5.82%, 4/16/32	639
520,967	GNR 02-4 FY, 5.77%, 1/16/32	525
4,900,633	GNR 02-48 FT, 5.52%, 12/16/26	4,922
4,339,131	GNR 02-76 F, 5.52%, 1/16/31	4,348
771,391	GNR 02-76 FY, 5.62%, 12/16/26	774
2,720,553	GNR 2006-47 FA FRN, 5.52%, 8/16/36	2,720
2,020,143	GNR 99-40 FE, 5.87%, 11/16/29	2,038
836,299	GNR 99-43 FA, 5.77%, 11/16/29	844
2,515,564	GNR 99-45 FC, 5.72%, 12/16/29	2,532
3,018,677	GNR 99-45 FH, 5.77%, 12/16/29	3,042

		232,575

U.S. Government Agency (3%)
4,708,867	FNMA, 5.57%, 10/25/36 (c)	4,686
500,000	FNMA Discount Note, 5.11%, 3/23/07 (c)	496

		5,182

Investment Company (1%)
1,372,203	Bunker Hill Money Market Fund *	1,372

Total (Cost -240,274) (a) (159%)		239,129
Liabilities in excess of Other Assets (-59%)		(88,645)

Net Assets (100%)		$150,484

__________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$658
Unrealized depreciation		(1,803)

Net unrealized appreciation		$(1,145)

(b)	Security purchased on a delayed delivery basis
(c)	Discount rate at time of purchase

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
20	U.S. Treasury 2 Year Note Future	Mar-07	$4,072	$28

Core Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
1,299,081	Ameriquest Mortgage Securities Inc., 5.53%, 3/25/35	$1,300
354,343	Ameriquest Mortgage Securities Inc., 5.69%, 1/25/34	356
3,940,000	Bank One Issuance Trust, 3.45%, 10/15/11	3,805
4,607,165	Capital Auto Receivables Asset Trust, 5.35%, 9/15/08	4,607
1,690,000	Capital One Auto Finance Trust, 5.33%, 12/15/12	1,691
400,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	390
4,039,579	Centex Home Equity, 5.49%, 3/25/35	4,041
585,366	Countrywide Asset-Backed Certificates, 5.67%, 12/25/34	585
11,700,000	Countrywide Home Equity Loan Trust, 5.46%	11,700
182,758	Credit-Based Asset Servicing & Securities, 5.58%, 12/25/35	183
105,179	CWL 2004-14 A2, 5.59%, 12/30/34	105
6,158,086	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	6,160
19,665	First Franklin Mtg. Loan Asset Backed Certificates, 5.60%, 1/25/35	20
3,300,000	Ford Credit Floorplan Master Owner Trust, 5.54%, 7/15/09	3,300
560,000	GE Capital Credit Card Master Note Trust, 4.13%, 6/17/13	541
600,000	GE Capital Credit Card Master Note Trust, 5.58%, 9/15/10	600
12,200,000	GE Dealer Floorplan Master Note Trust, 5.40%, 7/20/09	12,206
19,329	Granite Mortgages PLC, 5.52%, 7/20/20	19
209,554	Impac CMB Trust, 5.69%, 11/25/34	210
3,373,424	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,584
1,200,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	1,168
7,483,837	Morgan Stanley ABS Capital, 5.37%, 9/25/36	7,484
5,125,000	Morgan Stanley ABS Capital, 5.43%, 9/25/36	5,125
45,459	MSAC 2005-NC2 A3B, 5.53%, 3/25/35	45
2,693,939	Option One Mortgage Loan Trust, 5.20%, 2/25/35	2,696
580,101	Residential Asset Securities Corp., 5.15%, 5/25/34	581
187,460	Sequoia Mortgage Trust, 5.32%, 10/20/27	188
8,905,239	SLM Student Loan Trust 2004-B A1, 5.44%, 6/15/18	8,911
155,904	SLM Student Loan Trust, 5.06%, 6/15/16	156
1,200,000	Superior Wholesale Inventory Financing Trust 144A, 5.15%, 5/15/09 (b)	1,201
13,650,000	Volkswagen Credit Auto Master Trust, 4.94%, 7/20/10	13,654
9,208,318	Washington Mutual 2006-AR19 1A, 5.57%, 12/01/36	9,211

		105,823

Corporate (27%)
5,300,000	America Movil SA de CV 144A, 5.466%, 06/27/08 (b)	5,300
6,000,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	6,015
2,156,000	Bank of America Corp., 3.875%, 1/15/08	2,124
1,060,000	Bank of America Corp., 4.25%, 10/1/10	1,022
1,990,000	Bear Stearns Co. Inc., 5.35%, 2/1/12	1,985
4,065,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	4,019
1,836,000	British Sky Broadcasting, 8.20%, 7/15/09	1,945
2,530,000	Caterpillar Inc., 6.05%, 8/15/36	2,579
1,699,000	CBS Corp., 7.88%, 7/30/30	1,792
7,240,000	Centex Corp., 5.61%, 8/1/07	7,246
2,240,000	Cingular Wireless Services, 8.75%, 3/1/31	2,897
1,227,000	Cisco Systems Inc., 5.25%, 2/22/11	1,226
1,355,000	Citigroup Inc., 4.625%, 8/3/10	1,327
2,030,000	Citigroup Inc., 5.125%, 2/14/11	2,018
3,349,000	CIT Group Co. of Canada, 4.65%, 7/1/10	3,265
4,695,000	Comcast Cable Communication 8.375%, 5/01/07	4,729
1,928,000	Comcast Corp., 5.66%, 7/14/09	1,933
3,840,000	Comcast Corp., 6.50%, 1/15/17	4,019
2,500,000	Conoco Inc., 6.95%, 4/15/29	2,812
1,069,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	1,066
9,300,000	DaimlerChrysler NA Holding, 5.79%, 3/13/09	9,318
1,084,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	1,057
1,150,000	DaimlerChrysler NA Holdings, 8.50%, 1/18/31	1,363
1,100,000	Deutsche Telekom Finance, 8.75%, 6/15/30	1,344
900,000	Discover Card Master Trust I, 5.32%, 1/17/12	900
3,500,000	Dominion Resources Inc., 5.66%, 9/28/07	3,501
1,717,000	Dominion Resources Inc., 8.125%, 6/15/10	1,858
3,400,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	3,407
1,980,000	General Electric Capital Corp., 6.75%, 3/15/32	2,241
9,478,000	Goldman Sachs Group Inc., 5.45%, 11/16/09	9,482
3,310,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	3,230
1,463,000	International Lease Finance Corp., 5.125%, 11/1/10	1,448
4,495,000	Istar Financial Inc., 5.759%, 3/3/08	4,506
1,648,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,611
1,068,000	JP Morgan Chase & Co., 5.60%, 6/1/11	1,076
4,000	JP Morgan Chase & Co., 6.75%, 02/01/2011	4
953,000	Keyspan Corp., 7.625%, 11/15/10	1,021
919,000	Kowloon-Canton Railway, 8.00%, 3/15/10	991
9,259,000	Kroger Co., 7.80%, 8/15/07	9,368
2,870,000	Lockheed Martin Corp., 6.15%, 9/1/36	2,994
2,400,000	MetLife Inc., 5.70%, 6/15/35	2,314
1,380,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	1,387

2,841,000	Morgan Stanley, 3.625%, 4/1/08	2,782
2,690,000	Morgan Stanley, 5.49%, 7/27/07	2,692
4,226,000	Motorola Inc., 4.608%, 11/16/07	4,197
1,330,000	News America Inc., 6.40%, 12/15/35	1,325
1,035,000	Nextel Communications, 6.875%, 10/31/13	1,049
1,341,000	Oracle Corp., 5.00%, 1/15/11	1,324
1,600,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,601
3,780,000	Petronas Capital Ltd., 7.875%, 5/22/22	4,583
21,000,000	Puma Finance Ltd., 5.44%, 2/21/38	21,004
12,700,000	Simon Property Group LP, 6.375%, 11/15/07	12,781
20,400,000	SLM Corp., 5.24%, 7/27/09	20,429
856,000	SLM Corp., 5.45%, 4/25/11	857
1,700,000	Sprint Capital Corp., 6.90%, 5/1/19	1,742
2,180,000	Telecom Italia Capital, 4.875%, 10/1/10	2,116
6,465,000	Time Warner Inc., 5.61%, 11/13/09	6,471
1,297,000	Time Warner Inc., 6.50%, 11/15/36	1,291
1,120,000	Time Warner Entertainment, 8.375%, 7/15/33	1,363
4,530,000	United Mexican States, 5.75%, 1/13/09	4,573
650,000	Vale Overseas Ltd., 6.88%, 11/21/36	662
1,000,000	Verizon Global Funding Corp 7.75%, 12/1/30	1,163
2,600,000	Wal-Mart Stores, 5.25%, 9/1/35	2,368
4,920,000	Western Union Co. 144A, 5.52%, 11/17/08 (b)	4,922
1,100,000	Weyerhaeuser Co., 7.38%, 3/15/32	1,169
1,176,000	Wyeth, 4.125%, 3/1/08	1,162

		227,366

Foreign Government (4%)
5,112,727	Croatia, 6.25%, 7/31/10	5,146
83,440,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13 (d)	7,618
21,010,000	Poland Government Bond, 6.25%, 10/24/15 (d)	7,541
4,930,000	Republic of South Africa, 6.50%, 6/2/14	5,152
2,250,000	Republic of El Salvador, 7.65%, 6/15/35	2,517
2,240,000	Russia Government International Bond, 5.00%, 3/31/30	2,497
4,590,000	United Mexican States, 6.75%, 9/27/34	4,865

		35,336

Mortgage Backed (71%)
8,272,838	Arran Residential Mortgages Funding 144A, 5.34%, 4/12/36 (b)	8,272
10,770,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	10,470
10,130,000	Banc of America Commercial Mortgage Inc., 5.74%, 5/10/45	10,342
8,325,000	Banc of America Large Loan 144A, 5.49%, 7/14/08 (b)	8,329
7,325,796	Bear Stearns ARM, 5.979%, 10/25/36	7,345
9,445,000	Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	9,456
3,736,889	Countrywide Alternative Loan Trust, 6.193%, 6/25/35	3,760
3,763,916	Countrywide Home Loans, 6.859%, 8/25/34	3,811
8,870,000	Credit Suisse Mortgage Capital Certificate 2006-C4, 5.47%, 9/15/39	8,821
5,560,000	Crown Castle Towers LLC 2006-1A AFX 144A, 5.245%, 11/15/36 (b)	5,508
2,900,000	Crown Castle Towers LLC 2006-1A D 144A, 5.772%, 11/15/36 (b)	2,873
2,720,000	Crown Castle Towers LLC 2006-1A E 144A, 6.065%, 11/15/36 (b)	2,697
27,558,647	FN #739821 ARM, 5.00%, 9/1/33	26,510
1,746,887	FNMA #670385, 6.50%, 9/1/32	1,788
6,301,352	FNMA #725423, 5.50%, 5/1/34	6,214
15,605,725	FNMA #725424, 5.50%, 4/1/34	15,388
4,265,157	FNMA #725425, 5.50%, 4/1/34	4,206
9,301,648	FNMA #905694, 5.90%, 12/1/36	9,363
10,197,481	FNMA #905759, 5.90%, 12/1/36	10,267
4,660,212	FNMA ARM, 5.944%, 2/25/44	4,791
21,490,000	FNMA TBA, 5.00%, 2/1/35 (c)	20,617
96,630,000	FNMA TBA, 5.50%, 2/1/35 (c)	95,029
92,200,000	FNMA TBA, 6.00%, 2/1/35 (c)	92,516
3,000,000	Ford Credit Floorplan Master Owner Trust, 5.50%, 6/15/11	3,002
800,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	801
8,000,000	Global Signal Trust 144A, 5.45%, 2/15/36 (b)	7,982
1,293,390	GN #616826 30YR, 5.50%, 1/15/35	1,281
31,441,000	GNMA 30YR TBA, 5.50%, 2/1/36 (c)	31,028
7,970,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	7,755
10,060,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	9,589
11,570,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	11,606
5,483,083	Interstar Millennium Trust, 5.47%, 12/8/36	5,509
12,250,000	JP Morgan Chase Commercial Mortgage Security Corp., 5.88%, 4/15/45	12,633
12,495,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	12,276
10,100,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	9,835
11,560,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	11,402
4,890,000	Morgan Stanley Capital 144A, 5.48%, 8/15/19 (b)	4,892
7,790,000	Morgan Stanley Capital, 5.78%, 10/15/42	7,938
6,870,462	Morgan Stanley Mortgage Loan Trust, 5.15%, 1/25/35	6,915
159,098	Option One Mortgage Loan Trust, 5.50%, 6/25/32	159
4,460,851	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	4,468
16,310,000	RMAC Securities PLC 2006-NS4A A1B, 6/12/25	16,309
8,300,000	SBAC 2006-1A A, 5.31%, 11/15/36	8,247
1,185,000	SBAC 2006-1A D, 5.85%, 11/15/36	1,179
4,375,189	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	4,403
8,104,911	Structured Asset Mortgage Investments Inc., 5.626%, 7/25/36	8,125
2,949,856	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	3,005

3,544,424	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	3,606
63,446	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	64
8,330,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	8,100
9,396,246	Washington Mutual 2006-AR12 1A1, 6.10%, 4/25/44	9,389
2,590,688	Washington Mutual, 4.38%, 12/25/32	2,564
3,452,595	Washington Mutual, 4.94%, 8/25/35	3,406
6,060,000	Washington Mutual, 5.286%, 1/28/36	5,987
7,738,498	Washington Mutual, 5.97%, 8/25/35	7,732
3,458,777	Wells Fargo MBS, 3.39%, 7/25/34	3,476

		603,036

U.S. Government Agency (1%)
3,020,000	FHLMC, 4.00%, 8/17/07	2,999
6,000,000	FHLMC Discount Note, 5.00%, 4/9/07	5,943

		8,942

U.S. Treasury (12%)
137,000	U.S. Treasury Bond, 6.25%, 8/15/23	156
127,000	U.S. Treasury Note, 2.625%, 5/15/08	123
65,000	U.S. Treasury Note, 3.00%, 2/15/09	63
22,701,000	U.S. Treasury Note, 3.125%, 10/15/08	22,026
4,171,000	U.S. Treasury Note, 3.875%, 9/15/10	4,041
500,000	U.S. Treasury Note, 4.00%, 3/15/10	488
4,035,000	U.S. Treasury Note, 4.25%, 8/15/13	3,910
21,314,000	U.S. Treasury Note, 4.50%, 11/15/15	20,818
15,914,000	U.S. Treasury Note, 4.50%, 2/15/36	14,874
16,259,000	U.S. Treasury Note, 4.875%, 8/15/16	16,307
16,353,000	US Treasury Note, 4.63%, 11/15/16	16,100
6,300,000	US Treasury Note, 4.63%, 12/31/11	6,244

		105,150

Purchased Options (0%)
314	90 Day Euro Dollar	4

Investment Companies (0%)
3,876,520	Bunker Hill Money Market Fund *	3,877

Total (Cost-$1,094,754) (a) (128%)		1,089,534
Liabilities in excess of Other Assets (-28%)		(240,549)

Net Assets (100%)		$848,985

__________
* Affiliated investment.

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,103
Unrealized depreciation		(6,323)

Net unrealized appreciation		$(5,220)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.
(c)	Security was purchased on a delayed delivery basis
(d)	Par in local currency

Open Swap Contracts (000s)

Contract Type (Long)	Expiration Date	Notional Principal		Unrealized Appreciation (Depreciation)
Assets:
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP	49,000	$27
Liabilities:
GZ 10 Year Swap, 1.05%	Feb-17		$2,590	$(8)
Interest Rate Swap, receive 5.058%, pay 5.376%	Nov-11		27,500	(244)
Interest Rate Swap, receive 5.1125%, pay 5.376%	Nov-08		57,500	(219)
Interest Rate Swap, receive 5.1525%, pay 5.376%	Nov-16		12,500	(194)
Interest Rate Swap, receive 5.28%, pay 5.376%	Nov-36		4,500	(138)
Merck Credit Default Swap, (0.20%)	Jun-13		12,355	(70)

				$(873)

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Depreciation (000s)
Liability:
1/31/2007	Euro (Sell 886)	1.3026	$1,148	$(6)
2/16/2007	Poland Zloty (Sell 22,976)	2.9964	7,579	(89)

				$(95)

Opportunity Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Asset Backed (15%)
688,427	Capital Auto Receivables Asset Trust, 5.35%, 9/15/08	$688
997,427	Centex Home Equity, 5.49%, 3/25/35	998
1,525,141	Countrywide Asset-Backed Certificates, 5.52%, 5/25/35	1,526
1,450,000	Countrywide Home Equity Loan Trust, 5.46%, 1/15/37	1,450
326,354	Credit-Based Asset Servicing & Securities, 5.58%, 12/25/35	326
1,183,378	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	1,184
500,000	Ford Credit Floorplan Master Owner Trust, 5.54%, 7/15/09	500
2,300,000	GE Dealer Floorplan Master Note Trust, 5.40%, 7/20/09	2,301
997,773	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,060
855,296	Morgan Stanley ABS Capital, 5.37%, 9/25/36	855
625,000	Morgan Stanley ABS Capital, 5.43%, 9/25/36	625
583,104	Option One Mortgage Loan Trust, 5.20%, 2/25/35	583
1,118,765	Residential Asset Securities Corp., 5.15%, 5/25/34	1,120
1,134,778	SLM Student Loan Trust 2004-B A1, 5.44%, 6/15/18	1,136
1,143,708	Washington Mutual 2006-AR19 1A, 5.57%, 12/01/36	1,144

		15,496

Corporate (36%)
5,000	AES Corp., 9.50%, 6/1/09	5
320,000	Allied Waste North America, 6.125%, 2/15/14	305
600,000	Alltel Holding Corp., 7.00%, 7/17/13	605
640,000	America Movil SA de CV 144A, 5.466%, 06/27/08 (b)	640
174,000	Amerisourcebergen Corp., 5.88%, 9/15/15	168
600,000	Ameritrade Holding Corp., 6.85%, 12/31/12	602
288,000	Amkor Technologies Inc., 5.00%, 3/15/07	287
660,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	662
266,000	Bank of America Corp., 3.875%, 1/15/08	262
127,000	Bank of America Corp., 4.25%, 10/1/10	123
239,000	Bear Stearns Co. Inc., 5.35%, 2/1/12	238
490,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	484
520,000	Boyd Gaming Corp., 6.75%, 4/15/14	510
240,000	British Sky Broadcasting, 8.20%, 7/15/09	254
300,000	Caterpillar Inc., 6.05%, 8/15/36	306
206,000	CBS Corp., 7.88%, 7/30/30	217
290,000	Centex Corp., 5.61%, 8/1/07	290
410,000	Chesapeake Energy Corp., 6.50%, 08/15/17	392
270,000	Cingular Wireless Services, 8.75%, 3/1/31	349
151,000	Cisco Systems Inc., 5.25%, 2/22/11	151
167,000	Citigroup Inc., 4.625%, 8/3/10	164
250,000	Citigroup Inc., 5.125%, 2/14/11	249
398,000	CIT Group Co. of Canada, 4.65%, 7/1/10	388
287,000	Comcast Corp., 5.66%, 7/14/09	288
460,000	Comcast Corp., 6.50%, 1/15/17	481
290,000	Conoco Inc., 6.95%, 4/15/29	326
210,000	Crown Castle Towers LLC 2006-1A G 144A, 6.795%, 11/15/36 (b)	208
133,000	Daimlerchrysler NA Holding, 5.75%, 9/8/11	133
1,200,000	Daimlerchrysler NA Holding, 5.79%, 3/13/09	1,202
134,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	131
140,000	DaimlerChrysler NA Holdings, 8.50%, 1/18/31	166
120,000	Deutsche Telekom Finance, 8.75%, 6/15/30	147
400,000	Dex Media Inc., 8.00%, 11/15/13	417
750,000	Dominion Resources Inc., 5.66%, 9/28/07	750
212,000	Dominion Resources Inc., 8.125%, 6/15/10	229
485,000	Dynegy Holdings Inc., 8.38%, 5/1/16	513
425,000	Echostar DBS Corp., 6.625%,10/1/14	417
440,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	441
435,000	Ford Motor Credit Co., 7.00%, 10/1/13	415
400,000	FSL, 7.37%, 12/1/13	403
240,000	General Electric Capital Corp., 6.75%, 3/15/32	272
600,000	Georgia Pacific Corp., 7.36%, 12/20/12	605
380,000	GMAC LLC, 6.75%, 12/1/14	386
641,000	Goldman Sachs Group Inc., 5.45%, 11/16/09	641
400,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	390
530,000	Harrah’s Operating Co., 6.50%, 6/01/16	483
600,000	HCA Inc. Term Loan, 11/1/13	604
125,000	Hertz Corp., 8.875%, 1/1/14	133
600,000	Idearc Inc, 7%, 11/1/14	605
176,000	International Lease Finance Corp., 5.125%, 11/1/10	174
580,000	Istar Financial Inc., 5.759%, 3/3/08	581
200,000	JP Morgan Chase & Co., 3.625%, 5/1/08	195
166,000	JP Morgan Chase & Co., 5.60%, 6/1/11	167
117,000	Keyspan Corp., 7.625%, 11/15/10	125
119,000	Kowloon-Canton Railway, 8.00%, 3/15/10	128
535,000	L-3 Communications Corp., 6.125%, 7/15/13	516
350,000	Lockheed Martin Corp., 6.15%, 9/1/36	365
600,000	Lyondell Chemical Co., 7.00%, 8/16/13	605
280,000	Metlife Inc., 5.70%, 6/15/35	270

520,000	MGM Mirage Inc., 6.75%, 9/1/12	516
170,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	171
346,000	Morgan Stanley, 3.625%, 4/1/08	339
505,000	Nalco Co., 7.75%, 11/15/11	515
355,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	389
160,000	News America Inc., 6.40%, 12/15/35	159
123,000	Nextel Communications, 6.875%, 10/31/13	125
531,022	NRG Energy Inc., 7.36%, 2/1/13	536
340,000	Omnicare Inc., 6.875%, 12/15/15	336
166,000	Oracle Corp., 5.00%, 1/15/11	164
520,000	Owens-Brockway, 6.75%, 12/1/14	512
180,000	Pacific Gas & Electric, 6.05%, 3/1/34	180
480,000	PSEG Energy Holdings, 8.50%, 6/15/11	512
1,800,000	Puma Finance Ltd., 5.44%, 2/21/38 (b)	1,800
320,000	Republic of Philippines, 7.75%, 1/14/31	359
672,000	Simon Property Group LP, 6.375%, 11/15/07	676
1,800,000	SLM Corp., 5.24%, 7/27/09	1,803
106,000	SLM Corp., 5.45%, 4/25/11	106
515,000	Smithfield Foods Inc., 7.00%, 8/1/11	514
200,000	Sprint Capital Corp., 6.90%, 5/1/19	205
170,000	Stater Brothers Holdings, 8.125%, 6/15/12	173
580,000	Sungard Data Systems Inc., 4.875%, 1/15/14	516
370,000	Sungard Data Systems Inc., 9.125%, 8/15/13	389
278,000	Telecom Italia Capital, 4.875%, 10/1/10	270
130,000	Time Warner Entertainment, 8.375%, 7/15/33	158
780,000	Time Warner Inc., 5.61%, 11/13/09	781
166,000	Time Warner Inc., 6.50%, 11/15/36	165
590,000	United Mexican States, 5.75%, 1/13/09	596
395,000	United Rentals, 6.50%, 2/15/12	389
80,000	Vale Overseas Ltd., 6.88%, 11/21/36	81
120,000	Verizon Global Funding Corp 7.75%, 12/1/30	140
300,000	Wal-Mart Stores, 5.25%, 9/1/35	273
638,000	Western Union Co. 144A, 5.52%, 11/17/08 (b)	638
120,000	Weyerhaeuser Co., 7.38%, 3/15/32	128
146,000	Wyeth, 4.125%, 3/1/08	144
520,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	515

		36,836

Foreign Government (3%)
7,800,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13 (d)	712
1,990,000	Poland Government Bond, 6.25%, 10/24/15 (d)	714
270,000	Republic of Indonesia, 8.50%, 10/12/35	331
450,000	Republic of Panama, 6.70%, 1/26/36	457
320,000	Republic Of El Salvador, 7.65%, 6/15/35	358
520,000	Republica Orient Uruguay, 7.63%, 3/21/36	558
310,000	Russia Government International Bond, 5.00%, 3/31/30	346

		3,476

Mortgage Backed (71%)
942,475	Arran Residential Mortgages Funding 144a, 5.34%, 4/12/36 (b)	942
1,340,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,303
1,200,000	Banc of America Commercial Mortgage Inc., 5.74%, 5/10/45	1,225
1,600,000	Banc of America Large Loan 144A, 5.49%, 7/14/08 (b)	1,601
892,620	Bear Stearns ARM, 5.979%, 10/25/36	895
1,100,000	Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,101
706,978	Countrywide Alternative Loan Trust, 6.193%, 6/25/35	711
677,780	Countrywide Home Loans, 6.859%, 8/25/34	686
1,235,044	Countrywide Home Loans, 6.934%, 1/20/35	1,261
1,030,000	Credit Suisse Mortgage Capital Certificate 2006-C4, 5.47%, 9/15/39	1,024
710,000	Crown Castle Towers LLC 2006-1A AFX 144A, 5.245%, 11/15/36 (b)	703
370,000	Crown Castle Towers LLC 2006-1A F 144A, 6.65%, 11/15/36 (b)	367
3,212,838	FN #739821 ARM, 5.00%, 9/1/33	3,091
397,828	FNMA #670385, 6.50%, 9/1/32	407
1,155,707	FNMA #725423, 5.50%, 5/1/34	1,140
2,901,804	FNMA #725424, 5.50%, 4/1/34	2,861
698,353	FNMA #725425, 5.50%, 4/1/34	689
1,047,913	FNMA #905694, 5.90%, 12/1/36	1,055
1,157,132	FNMA #905759, 5.90%, 12/1/36	1,165
2,910,000	FNMA TBA, 5.00%, 2/1/35 (c)	2,792
9,690,000	FNMA TBA, 5.50%, 2/1/35 (c)	9,529
11,320,000	FNMA TBA, 6.00%, 2/1/35 (c)	11,359
500,000	Ford Credit Floorplan Master Owner Trust, 5.50%, 6/15/11	500
970,042	GN #616826 30YR, 5.50%, 1/15/35	961
2,940,000	GNMA 30YR TBA, 5.50%, 2/1/36 (c)	2,901
920,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	895
1,740,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	1,658
1,190,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	1,194
1,430,000	JP Morgan Chase Commercial Mortgage Security Corp., 5.88%, 4/15/45	1,475
1,500,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	1,474
1,350,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	1,332
580,000	Morgan Stanley Capital, 5.48%, 8/15/19 (b)	580
1,040,000	Morgan Stanley Capital, 5.78%, 10/15/42	1,060
876,700	Morgan Stanley Mortgage Loan Trust, 5.15%, 1/25/35	882

2,020,000	RMAC Securities PLC 2006-NS4A A1B, 6/12/25 (b)	2,020
1,040,000	SBAC 2006-1A A, 5.31%, 11/15/36 (b)	1,033
543,000	SBAC 2006-1A F, 6.71%, 11/15/36 (b)	540
272,000	SBAC 2006-1A G, 6.90%, 11/15/36 (b)	271
226,000	SBAC 2006-1A H, 7.39%, 11/15/36 (b)	225
660,298	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	664
964,755	Structured Asset Mortgage Investments Inc., 5.626%, 7/25/36	967
624,064	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	636
685,013	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	697
970,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	943
1,097,931	Washington Mutual 2006-AR12 1A1, 6.10%, 4/25/44	1,097
675,655	Washington Mutual, 4.94%, 8/25/35	666
1,200,000	Washington Mutual, 5.286%, 1/28/36	1,186
905,655	Washington Mutual, 5.97%, 8/25/35	904

		72,668

U.S. Treasury (2%)
49,000	U.S. Treasury Bond, 6.125%, 11/15/27	56
1,608,000	US Treasury Note, 4.63%, 11/15/16	1,583

		1,639

Purchased Options (0%)
54	90 Day Euro Dollar	1
Investment Company (1%)
1,120,387	Bunker Hill Money Market Fund *	1,120

Total (Cost-$131,927) (a) ( 128%)		131,236
Liabilities in excess of Other Assets (-28%)		(28,544)

Net Assets (100%)		$102,692

____________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$165
Unrealized depreciation		(856)

Net unrealized appreciation		$(691)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.
(c)	Security was purchased on a delayed delivery basis
(d)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Liability:
1/31/2007	Euro (Sell 111)	1.2957	$144	$(1)
2/16/2007	Poland Zloty (Sell 1,085)	3.0300	358	(4)
2/16/2007	Poland Zloty (Sell 1,091)	3.0327	360	(4)

			$862	$(9)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Assets:
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP 5,800	$3
Cooper Tire & Rubber Credit Default Swap, 2.40%	Dec-07	$117	1

			$4

Liabilities:
Brazil 10 Year Credit Default Swap, 1.485%	Feb-17	$510	$(3)
Brazil NTN Total Return Swap, 5.39%	Jan-14	1,300	(7)
CO 10 Year Credit Default Swap, 1.635%	Feb-17	510	(5)
CBS (Viacom Inc.) Credit Default Swap, 0.75%	Dec-11	965	(2)
GZ 10 Year 105 Credit Default Swap, 1.05%	Feb-17	360	(1)
Interest Rate Swap, receive 5.058%, pay 5.376%	Nov-11	3,500	(31)
Interest Rate Swap, receive 5.1125%, pay 5.376%	Nov-08	7,500	(29)
Interest Rate Swap, receive 5.1525%, pay 5.376%	Nov-16	1,500	(23)
Interest Rate Swap, receive 5.28%, pay 5.376%	Nov-36	500	(15)
JC Penney Credit Default Swap, 0.60%	Dec-11	965	(2)
Merck Credit Default Swap, (0.20%)	Jun-13	1,721	(9)

			$(127)

High Income Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Communications (13%)
1,375,000	CCH I LLC., 11.00%, 10/1/15	$1,420
605,000	CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10	628
630,000	Centennial Communication, 8.125%, 2/1/14	648
2,280,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,368
625,000	Cincinnati Bell Inc., 8.375%, 1/15/14	641
2,550,000	Citizens Communications, 6.25%, 1/15/13	2,512
465,000	Citizens Communications, 9.00%, 8/15/31	501
1,355,000	Clear Channel Communications, Inc., 7.65%, 9/15/10	1,432
1,750,000	CSC Holdings Inc., 7.88%, 2/15/18	1,798
900,000	CSC Holdings Inc., 8.125%, 07/15/09	933
2,150,000	Dex Media Inc., 8.00%, 11/15/13	2,241
1,050,000	DirecTV Holdings/Finance, 8.375%, 3/15/13	1,099
1,950,000	Echostar DBS Corp., 6.625%,10/1/14	1,911
690,000	Idearc Inc. 144A, 8.00%, 11/15/16 (b)	701
1,000,000	Intel Cable Plc, 9.125%, 8/15/16	1,058
1,920,000	Intelsat Sub Hld Co. Ltd., 8.625%, 1/15/15	2,042
1,455,000	Liberty Media Corp., 5.70%, 5/15/13	1,366
2,050,000	Media News Group Inc., 6.375%, 4/1/14	1,784
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,251
1,200,000	Panamsat Corp. 144A, 9.00%, 6/15/16 (b)	1,307
2,160,000	Qwest Communications Int, 7.50%, 2/15/14	2,230
1,470,000	Qwest Corp., 6.875%, 9/15/33	1,396
685,000	R.H. Donnelley Corp., 6.875%, 01/15/13	656
2,390,000	Rogers Wireless Inc., 6.375%, 3/1/14	2,393
1,555,000	Warner Music Group, 7.375%, 4/15/14	1,532

		35,848

Consumer Cyclicals (10%)
40,512	Air 2 US 144A, 8.027%, 10/1/19 (b)	42
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	678
1,955,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	2,092
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	188
524,931	Continental Airlines Inc., 9.558%, 9/1/19	576
1,370,000	Cooper Standard Auto, 8.375%, 12/15/14	1,103
1,160,000	Ford Motor Co., 7.45%, 7/16/31	941
105,000	Ford Motor Company, 6.5%, 8/1/18	83
1,420,000	Ford Motor Credit Co., 5.80%, 1/12/09	1,394
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,851
830,000	General Motors Acceptance Corp., 8.00%, 11/1/31	934
2,360,000	General Motors Corp., 7.20%, 1/15/11	2,301
2,235,000	General Motors Corp., 8.375%, 7/15/33	2,104
4,140,000	GMAC LLC, 7.00%, 2/1/2012	4,224
1,005,000	Goodyear Tire & Rubber, 9.00%, 7/1/15	1,083
1,145,000	K2 Inc., 7.375%, 7/1/14	1,154
630,000	Lear Corp. Series B, 5.75%, 8/1/14	545
1,045,000	Norcross Safety Products, 9.875%, 8/15/11	1,113
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	903
1,385,000	Rental Service Corp 144A, 9.50%, 12/1/14 (b)	1,447
100,000	Reynolds American Inc., 6.50%, 7/15/10	101
1,140,000	Reynolds American Inc., 7.25%, 6/01/12	1,192
995,000	Tenneco Inc., 8.625%, 11/15/14	1,032
1,245,000	Visteon Corp., 8.25%, 8/1/10	1,245

		28,326

Consumer Non-Cyclicals (19%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,606
630,000	Ahern Rentals Inc., 9.25%, 8/15/13	656
1,395,000	Ahold Finance USA Inc., 6.25%, 5/1/09	1,409
395,000	Albertson’s Inc., 7.50%, 2/15/11	413
690,000	Albertson’s Inc., 8.00%, 5/1/31	707
440,000	American Achievement Corp., 8.25%, 4/1/12	448
570,000	Aramark Corp. 144A, 8.50%, 2/1/15 (b)	584
1,000,000	Aramark Corp.144A, 8.86%, 2/1/15 (b)	1,020
1,440,000	Avis Budget Car Rental 144A, 7.625%, 5/15/14 (b)	1,429
395,000	Bon-Ton, Department Stores Inc., 10.25%, 3/15/14	409
1,920,000	Boyd Gaming Corp., 7.75%, 12/15/12	1,975
460,000	Brookstone Company Inc., 12.00%, 10/15/12	466
850,000	Buffalo Thunder Dev Auth 144A, 9.375%, 12/15/14 (b)	864
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,334

600,000	Constellation Brands Inc., 7.25%, 9/1/16	613
570,000	Covalence Specialty Mate 144A, 10.25%, 3/1/16 (b)	524
900,000	Dean Foods Co., 7.00%, 6/1/16	909
385,000	Delhaize America Inc., 9.00%, 4/15/31	458
660,000	Dillards Inc., 7.13%, 8/1/18	649
1,110,000	Dominos Inc., 8.25%, 7/1/11	1,153
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	490
475,000	Greektown Holdings 144A, 10.75%, 12/1/13	508
845,000	Harrah’s Operating Co., 6.50%, 6/01/16	769
520,000	Herbst Gaming Inc., 8.125%, 6/1/12	530
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,588
955,000	Iron Mountain Inc., 7.75%, 1/15/15	974
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,220
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,234
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,828
655,000	Leslie’s Poolmart, 7.75%, 2/1/13	655
1,145,000	MGM Mirage Inc., 6.00%, 10/1/09	1,141
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,742
1,745,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	1,725
980,000	National Pizza, 9.50%, 5/1/14	1,009
741,000	Nectar Merger Corp., 7.75%, 2/15/14	743
1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	1,352
970,000	Petro Stopping Center, 9.00%, 2/15/12	1,009
1,470,000	Pinnacle Foods Group Inc., 8.25%, 12/1/13	1,503
650,000	Rent-A-Center, 7.50%, 5/1/10	657
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,311
500,000	Sbarro Inc. 144A, 10.38%, 2/1/15 (b)	509
595,000	Sbarro Inc., 11.00%, 9/15/09	607
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,298
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,271
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,414
1,455,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,477
1,145,000	Station Casinos, 6.50%, 2/1/14	1,042
650,000	The Restaurant Co., 10.00%, 10/1/13	624
2,085,000	United Rentals, 6.50%, 2/15/12	2,054
1,580,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,564

		51,474

Energy (12%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,289
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	606
1,370,000	Basic Energy Services , 7.125%, 4/15/16	1,329
1,050,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,040
960,000	Chesapeake Energy Corp., 6.875%, 11/15/20	922
1,110,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,151
1,400,000	Complete Production Service 144A, 8%, 12/15/16 (b)	1,417
400,000	Concentra Operating Corp., 9.50%, 8/15/10	421
1,995,000	Dynegy Holdings Inc., 8.38%, 5/1/16	2,110
785,000	Edison Mission Energy, 7.50%, 6/15/13	814
505,000	El Paso Corp., 7.75%, 1/15/32	539
2,780,000	El Paso Production Holding, 7.75%, 6/1/13	2,877
635,000	Energy Partners Ltd., 8.75%, 8/1/10	645
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	622
1,250,000	International Coal, 10.25%, 7/15/14	1,231
330,000	Massey Energy Co., 6.885%, 12/15/13	305
1,385,000	MSW Energy Holdings, 7.375%, 9/1/10	1,437
700,000	MSW Energy Holdings, 8.50%, 9/1/10	737
625,000	Newfield Exploration Co., 6.625%, 4/15/16	612
1,270,000	NRG Energy Inc., 7.375%, 2/1/16	1,272
1,000,000	Opti Canada Inc. 144A, 8.25%, 12/15/14 (b)	1,048
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	620
1,165,000	Reliant Energy Inc., 6.75%, 12/15/14	1,148
1,045,000	Sabin Pass LNG LP, 7.50%, 11/30/16 (b)	1,027
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,229
2,040,000	Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)	2,050
1,000,000	Stone Energy Corp. 144A, 5.755%, 7/15/10 (b)	999
585,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	586
1,525,000	Teco Energy Inc., 7.20%, 5/1/11	1,599
2,385,000	Tesoro Corp., 6.25%, 11/1/12	2,394

		34,076

Financial (4%)
10,500,000	DJ CDX HY 7 T1 144A, 8.375%, 12/29/11 (b)	10,723
1,045,000	Rouse Co. LP/TRC Co-Issr 144A, 6.75%, 5/1/13 (b)	1,054

		11,777

Healthcare (7%)
475,000	Accellent Inc., 10.50%, 12/1/13	494
1,315,000	Davita Inc., 6.625%, 3/15/13	1,309
545,000	HCA Inc. 144A, 9.13%, 11/15/14 (b)	580
2,190,000	HCA Inc. 144A, 9.25%, 11/15/16 (b)	2,327
1,440,000	HCA Inc., 7.50%, 11/6/33	1,195
1,700,000	Healthsouth Corp. 144A, 10.75%, 6/15/16 (b)	1,868
1,330,000	Omnicare Inc., 6.875%, 12/15/15	1,313
1,380,000	Service Corp. Intl., 7.70%, 4/15/09	1,428
1,410,000	Tenet Healthcare Corp., 6.50%, 6/1/12	1,283
1,255,000	Universal Hospital Services, 10.125%, 11/1/11	1,333
335,000	Unumprovident Finance 144A, 6.85%, 11/15/15 (b)	348
1,945,000	US Oncology Inc., 9.00%, 8/15/12	2,062
1,400,000	Vanguard Health Holding, 9.00%, 10/1/14	1,433
1,088,000	Warner Chilcott Corp., 8.75%, 2/1/15	1,123

		18,096

Industrial (10%)
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,386
2,000,000	Baldor Electric Co., 8.63%, 2/15/17	2,065
640,000	Ball Corp., 6.875%, 12/15/12	651
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,418
1,030,000	Bowater Inc., 6.50%, 6/15/13	963
1,235,000	Case New Holland Inc., 9.25%, 8/1/11	1,309
655,000	Crown Cork & Seal, 8.00%, 4/15/23	642
435,000	Delhaize America Inc., 8.125%, 4/15/11	470
1,825,000	Geo Group Inc., 8.25%, 7/15/13	1,889
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,355
1,490,000	Interpublic Group Co. Inc., 6.25%, 11/15/14	1,397
620,000	J.B. Poindexter & Co., 8.75%, 3/15/14	542
1,635,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,680
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,251
1,300,000	L-3 Communications Corp. 144A, 5.875%, 1/15/15 (b)	1,232
670,000	Nell Af Sarl 144A, 8.375%, 8/15/15 (b)	692
500,000	P.H. Glatfelter, 7.125%, 5/1/16	504
720,000	Portola Packaging Inc., 8.25%, 2/1/12	688
1,195,000	Sequa Corp., 9.00%, 8/1/09	1,267
1,430,000	Smurfit-Stone Container, 8.38%, 7/1/12	1,437
750,000	Verso Paper Hldgs. LLC., 9.13%, 8/1/14	787
1,665,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,731

		26,356

Materials (5%)
1,885,000	Equistar Chemicals LP, 8.75%, 2/15/09	1,975
1,300,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,433
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	724
620,000	Lyondell Chemical Co., 8.00%, 09/15/14	645
730,000	Momentive Performance 144A, 11.5%, 12/1/16 (b)	751
1,445,000	Nalco Co., 7.75%, 11/15/11	1,474
670,000	Nova Chemicals Ltd., 6.50%, 1/15/12	633
2,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	2,419
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,270
1,000,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	1,023
595,000	Rhodia Sa, 8.875%, 6/1/11	625

		12,972

Technology (6%)
687,000	Amkor Technologies Inc., 5.00%, 3/15/07	685
650,000	Avago Technologies Finance 144A, 11.875%, 12/1/15 (b)	712
620,000	DRS Technologies Inc., 6.625%, 2/1/16	614
1,980,000	Freescale Semiconductor 144A, 10.125%, 12/15/16 (b)	1,970
1,320,000	Lucent Technologies, 5.50%, 11/15/08	1,310
1,190,000	Mirant North America LLC., 7.38%, 12/31/13	1,214
1,000,000	NCO Group Inc. 144A, 11.88%, 11/15/14 (b)	1,032
500,000	NXP BV, 7.875%, 10/15/14 (b)	516
1,000,000	NXP BV, 9.50%, 10/15/15 (b)	1,034
750,000	Seagate Technology HDD, 6.375%, 10/1/11	748
2,380,000	Sungard Data Systems Inc., 10.25%, 8/15/15	2,559
2,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	2,121
1,300,000	Unisys Corp., 6.875%, 3/15/10	1,297
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,953

		17,765

Utilities (4%)
2,200,000	Edison Mission Energy, 7.73%, 6/15/09	2,266
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,263
1,755,000	TXU Corp., 5.55%, 11/15/14	1,652
730,000	TXU Corp., 6.55%, 11/15/34	669
3,010,000	Williams Cos Inc., 7.125%, 9/1/11	3,123
		9,973

Total Bonds (Cost-$244,146)		246,663

Investment Company (8%)
22,966,606	Bunker Hill Money Market Fund *	22,967

Total (Cost-$267,112) (a) (98%)		269,630
Other Assets, net of Liabilities (2%)		6,318

Net Assets (100%)		$275,948

________ * Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,038
Unrealized depreciation		(1,520)

Net unrealized appreciation		$2,518

(b)    Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.

Open Swap Contracts (000s)
Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Assets
Unisys Corp. Credit Default Swap, 1.60%	Dec-07	$1,400	$13
RRI2 Credit Default Swap, 1.00%	Dec-08	390	1
RAD Credit Default Swap, 2.62%	Dec-08	1,373	32
PHIHY Credit Default Swap, 1.29%	Dec-11	2,910	13
NXPBV Credit Default Swap, 1.72%	Dec-08	468	6
NXPBV Credit Default Swap, 1.30%	Dec-08	838	4
NT2 Credit Default Swap, 1.05%	Dec-08	1,395	5
Lyondell Chemical Corp. Credit Default Swap, 1.47%	Sep-07	2,270	19
Lear Credit Default Swap, 1.85%	Sep-07	634	4
KBH2 Credit Default Swap, 0.94%	Dec-08	664	1
IQWCN Credit Default Swap, 1.50%	Dec-08	2,180	14
Interpublic Group Credit Default Swap, 1.96%	Jun-08	860	19
INEOS Credit Default Swap, 1.35%	Dec-08	444	—
FLS2 Credit Default Swap, 0.91%	Dec-08	707	1
CTB Credit Default Swap, 2.40%	Dec-07	276	3
CDX7 Credit Default Swap, 3.00%	Dec-11	7,650	167
CDX6 Credit Default Swap, 1.40%	Dec-11	2,910	10
BRZHY Credit Default Swap, 1.08%	Dec-11	2,910	14
Bombadier Credit Default Swap, 1.00%	Sep-07	634	2
Allied Waste Credit Default Swap, 1.05%	Dec-08	500	4
AK Steel Credit Default Swap, 1.25%	Dec-08	643	2
AES Credit Default Swap, 1.80%	Jun-11	3,500	34

			$368

Liabilities
UIS2 Credit Default Swap, 1.09%	Dec-08	$707	$(1)
Polyone Credit Default Swap, 1.25%	Dec-08	643	(1)
POL2 Credit Default Swap, 0.98%	Dec-08	393	(2)
Merck Credit Default Swap, (0.20%)	Jun-13	4,178	(24)
JCP Credit Default Swap, 0.60%	Dec-11	2,452	(5)
INEOS Credit Default Swap, 1.10%	Dec-08	707	(4)
Dow Jones CDX7 Credit Default Swap, 3.25%	Dec-11	15,500	(20)
CBS Credit Default Swap, 0.75%	Dec-11	2,452	(5)

			$(62)

Tax Exempt Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
General Obligation (34%)
350,000	California State, 5.00%, 2/1/32	$363
400,000	Florida State Board of Education, 5.75%, 6/1/12	428
300,000	Georgia State, 5.00%, 3/1/13	320
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	540
400,000	Glendale, AZ, 5.30%, 7/1/12	420
340,000	Morgan Hill California Unified School District, 5.00%, 8/1/18 (b) AMBAC	368
370,000	Plano, TX, 5.00%, 9/1/15	395
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	5
585,000	Maryland State & Local Facilities, 5.50%, 3/1/15	653
400,000	New York NY, 5.00%, 8/1/12	421
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	297
255,000	North Carolina State General Obligation, 5.00%, 4/1/16	277

		4,487

Revenue (64%)
Airport/Port Revenue (6%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	426
300,000	Port Authority NY & NJ, 5.50%, 12/15/12 (b) AMBAC	326

		752

Healthcare (3%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	429
Industrial Development/Pollution Control (11%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	417
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	255
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	253
200,000	Uinta County, WY Pollution Control, 5.00%, 8/15/20	200
300,000	Ohio State Air Quality Dev Authority, 3.34%, 6/1/23	300

		1,425

Lease Revenue (13%)
500,000	California State Public Works, 5.25%, 6/1/13	537
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	256
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	557
300,000	Laurens County, S C School District, 5.25%, 12/01/22	316

		1,666

Pre-Refunded (5%)
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b) AMBAC	102
300,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	315
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	160

		577

Tax-Backed Revenue (4%)
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	236
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	247

		483

Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b) AMBAC	103
275,000	New Jersey State Transport Trust Fund, 5.25%, 12/15/19	304

		407

University Revenue (4%)
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	202
300,000	Massachusetts State Health & Edl Facs Auth Rev. 5.25%, 7/1/15	329

		531

Water & Sewer (15%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	215
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	573
400,000	Los Angeles CA Water & Power, 5.00%, 7/1/10 (b) MBIA	417
200,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	214
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	214
300,000	Texas Water Dev Board Rev., 3.57%, 7/15/26	300

		1,933

Investment Company (1%)
179,507	Dreyfus Tax Exempt Cash Management Fund	180

Total (Cost-$12,775) (a) (99%)		12,870
Other Assets, net of Liabilities (1%)		153

Net Assets (100%)		$13,023

All of the securities are held by the custodian in a segregated account.
_________

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation		$161
Unrealized depreciation		(66)

Net unrealized appreciation		$95

(b)	Payment of principal and interest is insured againt default

California Municipal Income Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
General Obligation (39%)
500,000	California State, 5.00%, 2/1/20	$525
650,000	California State, 5.00%, 2/1/32	674
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,080
830,000	California State, 5.00%, 6/1/14	890
1,000,000	California State, 5.00%, 7/1/12 (b) MBIA	1,062
1,000,000	California State, 5.00%, 9/1/16 (b) MBIA	1,087
1,000,000	El Camino Community College District, 4.25%, 8/1/15 (b) FGIC	1,032
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	1,189
1,000,000	Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA	1,084
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,137
1,000,000	Los Angeles, CA, 5.00%, 9/1/10	1,042
250,000	Los Angeles, CA, 5.25%, 9/1/13 (b) FGIC	272
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	240
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,060
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	576
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,067
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	263
600,000	San Francisco CA, City & Cnty Unified School Dist., 5.00%, 6/15/12 (b) FSA	638
1,000,000	San Jose CA, Unified School District, 5.00%, 8/1/12 (b) FGIC	1,065
1,300,000	Santa Monica California Community College, 0.00%, 8/1/12	1,045

		17,028

Revenue (61%)
Airport/Port Revenue (4%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,053
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16 (b) MBIA	587

		1,640

Electric & Gas (6%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,072
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,132
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	643

		2,847

Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	398
Industrial Development/Pollution Control (6%)
1,400,000	California Infrastructure & Economic Development Bank, 3.60%, 4/1/42 (b) AMBAC	1,400
400,000	California Statewide Cmntys, 4.10%, 4/1/28 (b) XL Capital	404
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	452
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	257

		2,513

Lease Revenue (9%)
750,000	California Infrastructure & Economic Development Revenue, 5.25%, 10/1/12 (b) AMBAC	810
300,000	California State Public Works, 5.25%, 6/1/13	322
1,000,000	California State Public Works, 5.50%, 6/1/15	1,098
600,000	California State Public Works, 5.50%, 6/1/18	657
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,133

		4,020

Pre-Refunded (10%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	489
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,307
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	336
500,000	El Monte CA, School District, 5.375%, 5/1/22 (b) FGIC	544
1,100,000	Placentia-Yorba Linda California University School District Series A, 5.00%, 8/1/26 (b) FGIC	1,172
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	531
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	160

		4,539

Resource Recovery (3%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,086
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	200
145,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	145

		345

Tax-Backed Revenue (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,178
Transportation (5%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,114
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,137

		2,251

University Revenue (3%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	217
400,000	University of California, 5.00%, 5/15/11 (b) AMBAC	420
500,000	University of California, 5.00%, 5/15/12 (b) FSA	530

		1,167

Water & Sewer (10%)
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,083
1,245,000	Central Marin Santn Agency California Revenue, 5%, 9/1/18 (b) MBIA	1,349
500,000	Los Angeles CA, Dept. of Water & Power, 5.00%, 7/1/13 (b) AMBAC	536
225,000	Los Angeles County California Sanitation District, 5.00%, 10/1/13 (b) FSA	243
425,000	Metropolitan Water District Southern, 5.00%, 10/1/17 (b) MBIA	457
500,000	Santa Clara VY Calif Wtr Dist Wtr Util Sys Rev, 5.00%, 6/1/15 (b) FSA	542

		4,210

Investment Company (1%)
350,621	Dreyfus State Tax Exempt	351

Total (Cost - $42,878) (a) (101%)		43,573
Liabilities in excess of Other Assets (-2%)		(589)

Net Assets (100%)		$42,984

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation		$833
Unrealized depreciation		(138)

Net unrealized appreciation		$695

(b)	Payment of principal and interest is insured againt default

Global Short Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Cayman Islands (USD) (1%)
720,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10	$718
Colombia (USD) (2%)
1,800,000	Republic of Colombia, 10.00%, 1/23/12	2,102
Croatia (USD) (1%)
1,323,636	Croatia, 6.25%, 7/31/10	1,332
Hong Kong (USD) (1%)
720,000	Hutchison Whampoa Finance, 6.95%, 8/1/07 (c)	725
India (USD) (1%)
1,490,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,488
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,215
Mexico (USD) (4%)
1,510,000	America Movil SA de CV, 4.125%, 3/1/09	1,467
1,500,000	Telefonos De Mexico, 4.50%, 11/19/08	1,471
1,840,000	United Mexican States, 10.375%, 2/17/09	2,012

		4,950

Netherlands (EUR) (0%)
15,600,000	ING Bank NV , 8.04, 8/23/07	590
Philippines (USD) (2%)
980,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,074
1,700,000	Republic of Philippines, 9.875%, 3/16/10	1,905

		2,979

Russia (USD) (3%)
4,170,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	4,243
South Africa (USD) (3%)
3,950,000	South Africa, 9.125%, 5/19/09	4,246
United States (USD) (79%)
2,000,000	Washington Mutual Inc., 5.67%, 1/15/10	2,009
1,090,000	Allied Waste North America, 8.50%, 12/1/08	1,136
750,000	Alltel Holding Corp., 7.12%, 7/17/13	757
750,000	Ameritrade Holding Corp., 6.85%, 12/31/12	752
500,000	Arkle Master Issuer PLC 2006-2A 2C 144A, 5.732%, 2/17/52 (b)	500
725,000	BA Momentus, 7.625%, 12/4/13	730
750,000	Bank of America Credit Card Trust 2006-C7 C7, 5.55%, 3/15/12	750
2,000,000	BMW Vehicle Owner Trust, 5.19%, 6/25/13	1,992
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,249
1,750,000	Centex Corp., 5.61%, 8/1/07	1,751
1,000,000	Countrywide Financial Corp., 5.586%, 03/24/2009	1,002
1,272,988	Countrywide Home Loans, 6.859%, 8/25/34	1,289
660,000	CSX Corp., 6.25%, 10/15/08	669
960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	940
1,155,000	Echostar DBS Corp., 5.75%, 10/1/08	1,148
5,828,952	FH 1G1028 ARM, 5.602%, 7/1/36	5,841
732,091	FH 782784 ARM, 4.384%, 10/1/34	720
5,550,780	FN #881868 ARM, 5.59%, 6/1/36	5,563
1,439,449	FNMA #794792, 5.101%, 10/1/34	1,435
2,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,963
750,000	FSL, 7.37%, 12/1/13	756
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	493
750,000	Georgia-Pacific Corp., 4.98%, 2/20/12	756
1,000,000	Great America Leasing Receivables 2006-1 A3 144a, 5.34%, 1/15/10 (b)	998
2,289,509	GSR Mortgage Loan Trust, 4.541%, 9/25/35	2,245
4,190,627	Harborview Mortgage Loan Trust, 5.32%, 11/25/35	4,165
750,000	HCA Inc. Term Loan, 11/17/12	754
660,000	Intelsat Sub Holding Co. Ltd., 10.252%, 1/15/12	667
1,650,000	Intl. Lease Finance Corp., 5.59%, 5/24/10	1,656
1,085,000	KB Home, 8.625%, 12/15/08	1,125
1,320,000	Kroger CO., 7.45%, 3/1/08	1,344
3,500,000	LB-UBS Commercial Mortgage Trust, 3.62%, 1/15/29	3,366
750,000	Lyondell Chemical Company, 7.00%, 8/16/13	756
1,750,000	Marlin Leasing Receivables Llc 144a, 5.63%, 9/15/13 (b)	1,746
1,140,000	MGM Mirage Inc., 6.00%, 10/1/09	1,136
1,314,000	Midamerican Energy Holdings, 3.50%, 5/15/08	1,282
1,115,000	MSW Energy Holdings, 7.375%, 9/1/10	1,157
663,778	NRG Energy Inc., 7.36%, 2/1/13	670
450,000	PSEG Energy Holdings, 8.625%, 2/15/08	461
2,000,000	Public Service Enterprise, 5.74%, 9/21/08	2,001
4,000,000	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,851
1,115,000	Royal Caribbean Cruises, 7.00%, 10/15/07	1,126
2,000,000	SLM Corp., 5.66%, 7/26/10	2,001
1,090,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,134

3,765,886	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	3,754
1,722,515	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	1,733
398,995	Supervalue Inc., 7.10%, 6/2/12	402
4,346,556	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	4,209
2,250,000	Time Warner Inc., 6.15%, 5/1/07	2,253
1,200,000	Unisys Corp., 6.875%, 3/15/10	1,197
2,862,993	USXL Funding LLC., 5.379%, 4/15/14 (b)	2,856
3,404,437	Washington Mutual 2006-AR12 1A1, 6.10%, 4/25/44	3,402
1,923,598	Washington Mutual, 4.24%, 6/25/34	1,891
3,097,603	Washington Mutual, 4.67%, 5/25/35	3,090
3,810,379	Washington Mutual, 4.88%, 4/25/44	3,863
2,026,964	Washington Mutual, 4.94%, 8/25/35	1,999
922,340	Wells Fargo MBS, 3.39%, 7/25/34	927
4,894,789	Wells Fargo MBS, 4.58% 12/25/34	4,801
800,000	Wyeth, 4.125%, 3/1/08	791

		106,010

U.S. Treasury Note (0%)
428,000	U.S. Treasury Note, 3.75%, 5/15/08	421
Investment Company (3%)
3,664,835	Bunker Hill Money Market Fund *	3,665

Total (Cost - $135,096) (a) (101%)		134,684
Liabilities in excess of Other Assets (-1%)		(287)

Net Assets (100%)		$134,397

___________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$239
Unrealized depreciation		(651)

Net unrealized depreciation		$(412)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/14/2007	Euro (Buy 836)	1.3034	$1,083	$7
Liabilities:
3/19/2007	Euro (Sell 406)	1.3053	$529	$(1)
3/16/2007	Russian Ruble (Buy 39,742)	26.4563	1,504	(2)

				$(3)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Assets:
ABX.HE Credit Default Swap, (2.42%)	May-46	700	$32
EGYPT Total Return Swap, 5.61%	Apr-07	EGP 7,500	4

			36

Liabilities:
ABX.HE Credit Default Swap, 2.67%	Jul-45	$700	$(23)
MRK Credit Default Swap, (0.20%)	Jun-13	1,920	(11)

			$(34)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
211	U.S. Treasury 2 Year Note Future	Mar-07	$42,958	$(251)

Global Fixed Income Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Austria (EUR) (0%)
440,000	BHP Billiton Finance, 4.13%, 5/5/11	$567
Belgium (EUR) (2%)
1,187,000	Belgium Government Bond, 5.50%, 9/28/17	1,724
1,144,000	Belgium Kingdom, 5.00%, 3/28/35	1,662

		3,386

Canada (CAD) (6%)
9,700,000	Canadian Government, 5.25%, 6/1/13	8,753
Canada (EUR) (0%)
430,000	DaimlerChrysler Can. Finance, 3.63%, 11/10/10	542
Denmark (EUR) (1%)
900,000	Danske Bank A/S, 3.174%, 9/9/13	1,174
Finland (EUR) (3%)
3,093,000	Finnish Government, 5.75%, 2/23/11	4,285
France (EUR) (2%)
976,000	Government of France, 4.00%, 4/25/13	1,266
600,000	RCI Banque SA, 3.677%, 9/22/09	783
410,000	Hutchison Whampoa Finance, 5.85%, 7/8/13	568

		2,617

Germany (EUR) (4%)
1,398,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	1,970
578,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	892
1,718,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	2,786
500,000	Volkswagen Leasing, 3.473%, 3/24/09	655

		6,303

Indonesia (USD) (0%)
290,000	Republic of Indonesia, 8.50%, 10/12/35	355
Italy (EUR) (2%)
900,000	Sanpaolo Imi, 3.3%, 4/19/16	1,170
600,000	Telecom Italia SPA EMTN, 3.51%, 6/9/08	782
400,000	Telecom Italia SPA, 6.13%, 7/30/09	546

		2,498

Japan (JPY) (5%)
255,000,000	Japan-21(30 Year Issue), 2.30%, 12/20/35	2,071
410,000,000	Japan-239(10 Year Issue), 1.40%, 6/20/12	3,424
92,000,000	Japan-61(20 Year Issue), 1.00%, 3/20/23	651
220,000,000	Japan-22 (30 Year Issue), 2.50%, 3/20/36	1,864

		8,010

Mexico (USD) (1%)
350,000	America Movil SA de CV 144A, 5.466%, 06/27/08 (b)	350
800,000	United Mexican States, 5.75%, 1/13/09	808

		1,158

Netherlands (EUR) (3%)
900,000	BK Nederlandse Gemeenten, 3.00%, 4/15/10	1,133
690,000	Deutsche Telekom Int Fin., 3.146%, 11/23/09	900
1,353,000	Netherlands Government Bond, 5.00%, 7/15/12	1,842

		3,875

Netherlands (GBP) (0%)
200,000	Deutsche Telekom International Finance, 3.854%, 11/23/09	411
Panama (USD) (0%)
470,000	Republic of Panama, 6.70%, 1/26/36	477
Philippines (USD) (0%)
340,000	Republic of Philippines, 7.75%, 1/14/31	382
Poland (PLN) 1%)
2,110,000	Poland Government Bond, 6.25%, 10/24/15	757
Russia (USD) (0%)
330,000	Russia Government International Bond, 5.00%, 3/31/30	368
Slovenia (USD) (0%)
340,000	Republic Of El Salvador, 7.65%, 6/15/35	380
Spain (EUR) (1%)
900,000	Santander Issuances, 3.144%, 3/3/16	1,171
400,000	Telefonica Emisiones Sau, 4.67%, 2/7/14	519

		1,690

Spain (GBP) (0%)
200,000	Telefonica Emisiones Sau, 5.88%, 1/31/14	388
United Kingdom (EUR) (1%)
400,000	HSBC Holdings PLC, 5.38%, 12/20/12	547
450,000	Old Mutual PLC, 4.50%, 1/18/17	582
400,000	Standard Chartered Bank, 3.63%, 2/3/17	500

		1,629

United Kingdom (GBP) (4%)
900,000	Greene King Finance PLC A1, 5.42%, 6/15/31	1,760
200,000	HSBC Bank PLC, 5.38%, 11/4/30	387
180,000	Northern Rock PLC, 6.38%, 12/2/19	380
190,000	Royal Bank of Scotland PLC, 6.25%, 12/27/47	376
1,806,000	United Kingdom Gilt, 4.25%, 3/7/36	3,463

		6,366

United States (EUR) (6%)
440,000	Bank of America Corp., 4.25%, 10/21/10	573
760,000	Bear Stearns Co. Inc., 3.354%, 10/20/09	992
440,000	Cit Group Inc., 5.00%, 5/13/14	584
750,000	Int’l Lease Finance Corp., 3.505%, 7/6/10	984
250,000	JP Morgan Chase & Co, 4.38%, 11/12/19	320
2,200,000	MBNA American Europe, 5.45%, 4/19/11	2,987

440,000	Morgan Stanley, 3.38%, 7/20/12	544
1,150,000	SLM Student Loan Trust , 4.40%, 4/25/14	1,496
400,000	Wachovia Corp., 4.375%, 11/27/18	502

		8,982

United States (GBP) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	381
200,000	Goldman Sachs Group Inc. EMTN, 5.25%, 12/15/15	378

		759

United States (USD) (62%)
547,000	ACE INA Holdings Inc., 5.88%, 6/15/14	554
561,000	Allergan Inc., 5.75%, 4/1/16	563
820,000	Allied Waste North America, 8.50%, 12/1/08	855
1,000,000	Alltel Holding Corp., 7.12%, 7/17/13	1,009
850,000	Ameritrade Holding Corp., 6.85%, 12/3112	852
880,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	882
725,000	BA Momentus, 7.625%, 12/4/13	730
1,700,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,653
390,000	Bank of America Corp., 4.25%, 10/1/10	376
129,288	Bear Stearns ABS, 6.389%, 6/25/43	131
287,069	Bear Stearns Alt-A Trust 2004-5 1A1, 4.328%, 6/25/34	288
870,000	Case New Holland Inc., 6%, 6/1/09	870
390,000	Centex Corp., 5.61%, 8/1/07	390
430,000	Cisco Systems Inc., 5.25%, 2/22/11	430
410,000	Comcast Corp., 5.66%, 7/14/09	411
504,985	Countrywide Alternative Loan Trust, 6.193%, 6/25/35	508
2,100,000	Countrywide Home Equity Loan Trust, 5.46%	2,100
481,671	Countrywide Home Loans, 6.859%, 8/25/34	488
763,000	Cox Communications Inc., 5.45%, 12/15/14	746
425,000	CSC Holdings Inc., 7.25%, 7/15/08	431
624,877	Country Wide Home Loans, 6.975%, 2/25/35	631
377,000	Daimlerchrysler NA Holding, 5.75%, 9/8/11	376
870,000	Echostar DBS Corp., 5.75%, 10/1/08	865
904,492	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	905
410,000	Equistar Chemicals LP, 8.75%, 2/15/09	429
600,000	Erac USA Finance Co. 144A, 5.61%, 4/30/09 (b)	601
285,000	ERP Operating Lp, 5.375%, 8/1/16	280
8,000,000	FNMA Discount Note, 5.00%, 3/7/07	7,961
3,300,000	FNMA TBA, 5.00%, 2/1/35 (c)	3,166
8,310,000	FNMA TBA, 5.50%, 2/1/35 (c)	8,172
6,400,000	FNMA TBA, 6.00%, 2/1/35 (c)	6,422
850,000	Georgia -Pacific Corp., 7.36%, 12/20/12	856
2,270,000	GNMA 30 YR TBA, 5.50%, 2/1/36 (c )	2,240
384,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	372
600,000	Goldman Sachs Group Inc., 5.45%, 11/16/09	600
173,713	Greenpoint Mortgage Funding Trust , 5.60%, 6/25/45	174
2,800,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	2,669
2,050,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	2,056
921,938	Harborview Mortgage Loan Trust, 5.32%, 11/25/35	916
450,000	HCA Inc. Term Loan, 7.864%, 11/17/12	452
319,598	Indymac Indx Mortgage Loan Trust, 5.36%, 10/25/34	323
790,000	Istar Financial Inc., 5.759%, 3/3/08	792
2,600,000	JP Morgan Chase Commercial Mortgage Security Corp., 5.88%, 4/15/45	2,681
415,000	KB Home, 8.625%, 12/15/08	430
1,000,000	Lyondell Chemical Company, 7.00%, 8/16/13	1,008
2,150,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	2,121
860,000	MGM Mirage Inc., 6.00%, 10/1/09	857
1,320,000	Morgan Stanley Capital, 5.78%, 10/15/42	1,345
2,687,711	Morgan Stanley Mortgage Loan Trust, 5.15%, 1/25/35	2,705
743,000	Nextel Communications, 6.875%, 10/31/13	753
752,282	NRG Energy Inc., 7.36%, 2/1/13	759
472,000	Oracle Corp., 5.00%, 1/15/11	466
586,000	Pacific Gas & Electric, 4.80%, 3/1/14	561
805,000	Sequa Corp., 9.00%, 8/1/09	853
915,000	Simon Property Group LP, 6.375%, 11/15/07	921
815,000	Smithfield Foods Inc., 8.00%, 10/15/09	848
733,420	Structured ARM Loan Trust, 5.07%, 10/25/34	740
689,006	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	693
3,063,099	Structured Asset Mortgage Investments Inc., 5.6256%, 7/25/36	3,071
415,765	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	424
700,582	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	713
423,932	Supervalue Inc., 7.10%, 6/02/12	427
886,178	Thornburg Mortgage Securities Trust 2004-3 A, 5.69%, 9/25/34	889
2,888,159	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	2,797
1,113,000	U.S. Treasury Bond, 6.125%, 11/15/27	1,272
548,000	U.S. Treasury Bond, 6.25%, 8/15/23	623
535,000	Valero Energy Corp., 6.875%, 4/15/12	565
757,000	Viacom Inc., 5.625%, 8/15/12	744
748,000	Wachovia Corp., 5.35%, 3/15/11	750
2,072,550	Washington Mutual, 4.38%, 12/25/32	2,051
1,689,137	Washington Mutual, 4.94%, 8/25/35	1,666
4,335,385	Wells Fargo MBS, 4.58% 12/25/34	4,253
330,000	Western Union Co. 144A, 5.52%, 11/17/08 (b)	330
288,000	Weyerhaeuser Co., 6.75%, 3/15/12	304

		94,145

Uruguay (USD) (0%)
550,000	Republica Orient Uruguay, 7.63%, 3/21/36	588

Investment Company (2%)
2,972,878	Bunker Hill Money Market Fund *	2,973

Total (Cost -$164,878) (a) (107%)		163,818
Liabilities in excess of Other Assets (-7%)		(11,113)

Net Assets ( 100%)		$152,705

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$588
Unrealized depreciation	(1,648)

Net unrealized depreciation	$(1,060)

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under procedures established by the Board of Trustees.
(c)	Security purchased on a delayed delivery basis.

Open Forward Currency Contracts to USD

Delivery Date	Currency	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/9/2007	British Pound (Buy 1,581)	1.9580	$3,096	$9
2/14/2007	Euro (Buy 1,845)	1.2956	2,390	14
2/9/2007	Japanese Yen (Sell 981,686)	118.0000	8,319	182

				$205

Liabilities:
2/23/2007	Australian Dollar (Buy 975)	0.7915	$772	$(16)
1/31/2007	British Pound (Sell 96)	1.9605	189	—
1/30/2007	British Pound (Sell 1,581)	1.9580	3,105	(9)
2/9/2007	British Pound (Sell 2,219)	1.9396	4,304	(54)
2/9/2007	British Pound (Sell 2,889)	1.9367	5,595	(78)
2/9/2007	British Pound (Sell 647)	1.9327	1,250	(20)
1/31/2007	Canadian Dollar (Sell 23)	1.1827	20	—
2/9/2007	Canadian Dollar (Sell 10,472)	1.1771	8,896	(14)
12/12/2007	China Renminlbi (Buy 8,015)	7.4380	1,078	(22)
12/12/2007	China Renminlbi (Buy 8,443)	7.4720	1,130	(17)
2/9/2007	Euro (Sell 11,976)	1.3018	15,590	(16)
2/9/2007	Euro (Sell 22,282)	1.3026	29,025	(11)
1/31/2007	Japanese Yen (Sell 5,807)	121.7500	48	—
2/2/2007	Japanese Yen (Sell 225,919)	121.5840	1,858	(13)
1/31/2007	Mexican New Peso (Sell 8,408)	11.0345	762	(2)
2/16/2007	Poland Zloty (Sell 1,150)	3.0300	380	(4)
2/16/2007	Poland Zloty (Sell 1,157)	3.0327	382	(5)
3/16/2007	Russian Ruble (Buy 42,392)	26.4300	1,604	(2)

				$(283)

Open Swap Contracts (000s)
Contract Type	Expiration Date	Notional Principal		Unrealized Appreciation (Depreciation)
Assets:
Archer Daniels Midland Credit Default Swap, 0.99%	Dec-08		$500	$1
Avis Credit Default Swap, 1.10%	Dec-08		500	2
Bombardier Credit Default Swap, 1.20%	Dec-08		500	5
FSL Credit Default Swap, 1.50%	Dec-08		500	6
Interest Rate Swap, receive 5.371%, pay 5.046%	Nov-11		23,680	222
Interpublic Group Default Swap, 1.37%	Dec-08		500	8
Nortel Credit Default Swap, 1.63%	Dec-08		500	6
Unisys Credit Default Swap, 1.55%	Dec-08		500	4
United Rental Details Credit Default Swap, 1.30%	Dec-08		500	2
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP	8,600	5

				$261

Liabilities:
AK Steel Credit Default Swap, 0.98%	Dec-08		$500	$(6)
Brazil 10 Year Credit Default Swap, 1.485%	Feb-17		540	(3)
CO 10 Year Credit Default Swap, 1.635%	Dec-17		540	(5)
GZ 10 Year Credit Default Swap, 1.05%	Dec-17		390	(1)
INEOS Group Credit Default Swap, 1.05%	Dec-08		500	(3)
Interest Rate Swap, receive 5.058%, pay 5.376%	Nov-11		2,590	(23)
Interest Rate Swap, receive 5.1125%, pay 5.376%	Nov-08		5,340	(20)
Interest Rate Swap, receive 5.13%, pay 5.371%	Nov-16		7,250	(125)
Interest Rate Swap, receive 5.1525%, pay 5.376%	Nov-16		1,190	(19)
Interest Rate Swap, receive 5.28%, pay 5.376%	Nov-36		400	(12)
Merck Credit Default Swap, (0.20%)	Jun-13		2,858	(16)
Brazil Total Return Swap, 5.34%	Jan-14	BRL	1,300	(7)

				$(240)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
35	Euro-Bund	Mar-07	$5,242	$(11)
12	US 10 year Treasury Note	Mar-07	1,281	(5)

			$6,523	$(16)

Emerging Markets Bond Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Argentina (ARS) (2%)
6,250,000	Republic of Argentina, 2.00%, 9/30/14	$2,344
Argentina (USD) (6%)
6,712,500	Republic of Argentina, 5.475%, 8/3/12	6,399
Brazil (USD) (14%)
4,690,000	Republic of Brazil, 10.50%, 7/14/14	5,909
2,110,000	Republic of Brazil, 12.25%, 3/6/30	3,492
3,360,000	Republic of Brazil, 7.125%, 1/20/37	3,550
2,980,000	Republic of Brazil, 8.25%, 1/20/34	3,549

		16,500

Bulgaria (USD) (2%)
2,030,000	Bulgaria Government International Bond, 8.25%, 1/15/15	2,377
Colombia (USD) (9%)
5,490,000	Republic of Colombia, 10.00%, 1/23/12	6,410
4,080,000	Republic of Colombia, 7.38%, 1/27/17	4,357

		10,767

India (USD) (2%)
2,330,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,327
Kazakhstan (USD) (1%)
1,460,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,469
Malaysia (MYR) (2%)
8,300,000	Malaysian Government, 4.262%, 9/15/16	2,442
Mexico (MXN) (6%)
25,400,000	America Movil SA de CV, 9.00%, 1/15/16	2,352
25,820,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	2,357
31,480,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	2,958

		7,667

Mexico (USD) (9%)
1,890,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	2,311
2,440,000	United Mexican States, 8.00%, 9/24/22	2,922
1,850,000	United Mexican States, 8.30%, 8/15/31	2,331
2,150,000	United Mexican States, 6.75%, 9/27/34	2,280

		9,844

El Salvador (USD) (2%)
2,110,000	Republic Of El Salvador, 7.65%, 6/15/35	2,361
Panama (USD) (3%)
3,370,000	Republic of Panama, 6.70%, 1/26/36	3,421
Peru (PEN) (1%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,659
Philippines (USD) (7%)
1,670,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,831
4,647,000	Republic of Philippines, 7.75%, 1/14/31	5,216

		7,047

Poland (PLN) (2%)
7,030,000	Poland Government Bond, 6.25%, 10/24/15	2,523
Russia (RUB) (1%)
31,100,000	ING Bank NV , 8.04, 8/23/07	1,175
Russia (USD) (12%)
1,810,000	Alrosa Finance SA, 8.875%, 11/17/14	2,065
2,610,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	3,261
7,590,000	Russia Government International Bond, 5.00%, 3/31/30	8,461

		13,787

Uruguay (USD) (3%)
2,672,001	Republica Orient Uruguay, 7.63%, 3/21/36	2,866
Venezuela (USD) (5%)
1,920,000	Republic of Venezuela, 5.75%, 2/26/16	1,750
3,410,000	Republic of Venezuela, 8.50%, 10/8/14	3,725

		5,475

Vietnam (USD) (4%)
3,960,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	4,217

Total (Cost-$105,447) (a) (93%)		106,667
Other Assets, net of Liabilities (7%)		7,794

Net Assets (100%)		$114,461

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,560
Unrealized depreciation	(340)

Net unrealized appreciation	$1,220

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under procedures established by the Board of Trustees.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/14/2007	Euro (Buy 911)	1.3033	$1,187	$7
2/22/2007	Czeck Crona (Sell 40,575)	21.5735	1,881	12
2/16/2007	Peruvian New Sol (Sell 5,054)	3.1954	1,582	3
2/16/2007	Poland Zloty (Sell 7,703)	2.9963	2,571	13
3/19/2007	Russian Ruble (Sell 27,270)	26.4553	1,031	1
3/6/2007	New Taiwan Dollar (Sell 26,465)	32.8163	806	19

				$55

Liability:
12/12/2007	China Renminlbi (Buy 11,374)	7.5897	$1,499	$(24)
12/12/2007	China Renminlbi (Buy 10,892)	7.5897	1,435	(29)
3/6/2007	Korean Won (756,570)	940.0766	805	(21)
2/22/2007	Poland Zloty( Buy 5,644)	2.9957	1884	(6)
3/16/2007	Russian Ruble (Buy 67,117)	26.4563	2,537	(3)
3/16/2007	Euro (Sell 481)	1.3051	628	—
3/19/2007	Euro (Sell 536)	1.3052	700	(1)

				$(84)

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal		Unrealized Appreciation (Depreciation)
Assets:
ARGEM Credit Default Swap, 2.07%	Dec-11		$10,300	$18
Brazil 5 Year Credit Default Swap, 0.995%	Feb-11		5,800	—
Brazil 5 Year Credit Default Swap, 1.05%	Nov-11		10,200	39
Turkey 5 Year Credit Default Swap, 1.74%	Nov-11		10,200	41
Ukraine 5 Year Credit Default Swap, 1.60%	Nov-11		10,200	62
Venezuala 2 Year Credit Default Swap, (0.60%)	Nov-08		8,600	65
Venezuala 2 Year Credit Default Swap, (0.85%)	Jan-09		1,600	6
Venezuala 5 Year Credit Default Swap, 1.86%	Feb-12		11,700	30
Brazil NTN Total Return Swap, 5.38%	May-45	BRL	2,400	69
Brazil NTN Total Return Swap, 5.37%	Jan-14	BRL	3,500	183
Brazil NTN Total Return Swap, 5.37%	Jan-14	BRL	2,500	44
Egypt T-bill Total Return Swap, 5.60%	Apr-07	EGP	6,700	1
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP	22,000	12
Indonesia Total Return Swap, 5.38%	Nov-20	IDR	12,429,000	33
Indonesia Total Return Swap, 5.51%	Sep-11	IDR	7,000,000	34
Indonesia Total Return Swap, 5.44%	Sep-11	IDR	22,500,000	239

				$876

Liabilities:
ARGEM Credit Default Swap, (3.13%)	Dec-16		$7,000	$(27)
Brazil 10 Year Credit Default Swap, (1.69%)	Nov-16		6,200	(47)
Colombia 5 Year Credit Default Swap, 1.73%	Jan-17		5,700	(16)
Turkey 2 Year Credit Default Swap, (0.695%)	Nov-08		22,600	(15)
Ukraine 10 Year Credit Default Swap, (2.285%)	Nov-16		6,200	(40)
Venezuala 5 Year Credit Default Swap, 1.47%	Nov-11		8,600	(105)
Venezuala 5 Year Credit Default Swap, 1.655%	Jan-12		1,600	(8)
Brazil NTN Total Return Swap, 5.39%	Jan-14	BRL	4,000	(22)
Indonesia Total Return Swap, 5.39%	Sep-11	IDR	16,000,000	(14)
Russia Total Return Swap, 7.85%	Feb-11	RUB	41,250	(13)

				$(307)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
12	U.S. Treasury 10 Year Note Future	Mar-07	$1,281	$25

Value Leaders Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Common Stocks (50%)
Consumer Discretionary (6%)
15,200	Federated Department Stores	$631
37,700	Mattel Inc	918
25,500	McDonald’s Corp.	1,131
86,400	Ford Motor Co. (b)	703
56,900	Time Warner Inc.	1,244

		4,627

Consumer Staples (4%)
13,900	Altria Group, Inc.	1,215
30,200	Proctor & Gamble Co.	1,959

		3,174

Energy (8%)
25,500	Chevron Corp.	1,858
23,000	ConocoPhillips	1,527
28,800	Exxon Mobil Corp.	2,134
17,900	Valero Energy Corp.	972

		6,491

Financial (19%)
25,600	American International Group	1,752
35,400	Bank of America Corp.	1,861
37,200	Citigroup Inc.	2,051
35,600	Equity Office Properties Trust	1,978
57,600	Huntington Bancshares Inc.	1,341
34,200	JPMorgan Chase & Co.	1,742
11,800	Merrill Lynch & Co., Inc.	1,104
13,800	Morgan Stanley Co.	1,143
12,400	Ryder System Inc.	676
51,100	Wells Fargo & Co.	1,836

		15,484

Healthcare (2%)
56,100	Pfizer, Inc.	1,472
Industrial (4%)
7,400	FedEx Corp.	817
15,600	General Dynamics Corp.	1,219
45,000	General Electric Co.	1,622

		3,658

Technology (1%)
15,200	Hewlett-Packard Co.	658
Telecommunication (3%)
40,300	AT&T Inc.	1,516
39,900	Sprint Corp.	712

		2,228

Utilities (3%)
31,300	Peoples Energy Corp (b)	1,363
32,800	Progress Energy Inc.	1,559

		2,922

Total Common Stocks		40,714
Exchange Traded Funds (39%)
381,700	iShares Russell 1000 Value Index Fund	31,925
Investment Company (11%)
8,615,863	Bunker Hill Money Market Fund *	8,616

Total (Cost $71,586) (a) (100%)		81,255
Other Assets, net of Liabilities (0%)		94

Net Assets (100%)		$81,349

__________

*	Affiliated investment

(a)	Unrealized appreciation ( depreciation ) of securities is as follows:

Unrealized appreciation	$9,899
Unrealized depreciation	(230)

Net unrealized appreciation	$9,669

(b)	Non-income producing.

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
90	S&P 500 EMINI	Mar-07	$6,494	$78

Market Return Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Bonds (84%)
Asset Backed (14%)
680,314	Argent Securities Inc., 5.56%, 5/25/35	$681
250,000	Bank of America Credit Card Trust 2006-C7 C7, 5.55%, 3/15/12	250
186,749	Bear Stearns ABS, 6.389%, 6/25/43	189
12,993	Bear Stearns Mortgage Trust, 5.458%, 4/25/33	13
427,462	Business Mortgage Finance Plc, 5.17%, 8/15/45 (c)	839
1,210,538	Capital One Prime Auto Receivables Trust 2004-3 A3, 3.39%, 1/15/09	1,203
200,000	Chase Credit Card Master Trust, 5.52%, 5/15/09	200
613,240	Chase Funding Mortgage Loan, 5.65%, 11/25/32	614
11,416	Countrywide Asset-Backed Certificates, 5.60%, 4/25/34	11
300,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	300
500,000	GE Dealer Floorplan Master Note Trust, 5.55%, 4/20/10	501
300,000	Greene King Finance Plc A1, 5.42%, 6/15/31 (e)	587
425,147	Landmark Mortgage Securities Plc, 5.26%, 6/17/38 (c)	835
206,210	Long Beach Mortgage Loan Trust, 6.50%, 8/25/33	205
250,000	Marlin Leasing Receivables Llc 144a, 5.63%, 9/15/13 (b)	249
71,782	New Century Home Equity Loan Trust, 5.39%, 11/25/34	72
142,072	Option One Mortgage Loan Trust, 5.38%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 5.71%, 2/25/32	109
200,000	Permanent Master Issuer Plc 2006-1 2C, 5.76%, 7/17/42	200
16,990	Saxon Asset Securities Trust, 5.23%, 2/25/35	17
264,372	Structured Asset Investment Loan Trust, 5.46%, 9/25/34	265
1,525,127	Volkswagen Auto Loan Enhanced Trust, 2.94%, 3/22/10	1,505

		8,987

Corporate (28%)
165,000	Allied Waste North America, 8.50%, 12/1/08	172
174,011	AMC Entertainment Inc., 4.99%, 1/26/13	176
500,000	America Movil SA de CV, 5.99%, 4/27/07	500
310,943	Ameritrade Holding Corp., 4.93%, 12/31/12	312
685,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	687
550,000	CC Funding Trust, 6.90%, 2/16/07	550
500,000	Centex Corp., 5.61%, 8/1/07	500
700,000	CIT Group Inc., 5.46%, 6/8/09	701
420,000	Comcast Corp., 5.66%, 7/14/09	421
500,000	Constellation Energy Group Inc., 6.35%, 4/1/07	501
600,000	Countrywide Financial Corp., 5.586, 03/24/09	601
500,000	DaimlerChrysler NA Hldg, 5.81%, 8/03/09	501
660,000	Dominion Resources Inc., 5.66%, 9/28/07	660
347,375	DRS Technologies Inc., 4.899%, 1/1/13	348
180,000	Echostar DBS Corp., 5.75%, 10/1/08	179
490,000	Gannett Co., 5.57%, 5/26/09	490
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	158
347,375	Georgia-Pacific Corp., 4.98%, 2/20/12	350
700,000	Goldman Sachs Group Inc., 5.45%, 11/16/09	700
330,000	Hutchison Whamp International Ltd 144A, 5.45%, 11/24/10 (b)	330
190,000	Intelsat Sub Holding Co. Ltd., 10.252%, 1/15/12	192
163,151	Jarden Corp., 4.915%, 1/24/12	163
170,000	KB Home, 8.625%, 12/15/08	176
180,000	MGM Mirage Inc., 6.00%, 10/1/09	179
500,000	Motorola Inc., 4.608%, 11/16/07	497
170,000	MSW Energy Holdings, 7.375%, 9/1/10	176
252,819	Nalco Co., 5.03%, 11/4/10	254
500,000	National Australia Bank 144A, 5.43%, 9/11/09 (b)	500
308,214	NRG Energy Inc., 6.741%, 2/1/13	311
700,000	Oracle Corp., 5.60%, 1/13/09	701
1,000,000	Preferred Term XXIII, 1.00%, 12/22/36 (b)	1,000
425,000	Progress Energy Inc., 5.77%, 11/14/08	426
500,000	Prologis, 5.618%, 8/24/09	501
69,000	PSEG Energy Holdings, 8.625%, 2/15/08	71
600,000	Public Service Enterprise, 5.74%, 9/21/08	600
175,000	Royal Caribbean Cruises, 7.00%, 10/15/07	177

470,000	Safeway Inc., 5.31%, 3/27/09	470
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	177
650,000	Telecom Italia Capital, 5.63%, 2/1/11	648
500,000	Time Warner Inc., 5.61%, 11/13/09	500
185,000	Unisys Corp., 6.875%, 3/15/10	185
350,000	United Mexican States, 5.75%, 1/13/09	353

		17,094

Foreign Government (1%)
160,000	Republic of Chile, 5.76%, 1/28/08	160
600,000	South Africa, 9.125%, 5/19/09	645

		805

Mortgage Backed (33%)
250,000	Arkle Master Issuer Plc 2006-2A 2C 144A, 5.732%, 2/17/52 (b)	250
342,025	Banc of America Funding Corp., 7.397%, 6/20/35	348
750,000	Banc of America Large Loan 144A, 5.49%, 7/14/08 (b)	750
722,507	Countrywide Home Loans, 6.859%, 8/25/34	732
12,492	Drexel Burnham Lambert CMO Trust, 6.07%, 5/1/16	12
204,963	First Republic Mortgage Loan Trust, 5.72%, 11/15/32	206
414,766	FNMA #661027, 6.597%, 7/1/27	417
218,993	FNMA #708712, 4.289%, 6/1/33	217
844,054	FNMA #847515, 4.77%, 2/1/34	848
877,422	FNMA #865488, 6.806%, 2/1/36	901
1,118,347	FNMA ARM, 5.944%, 2/25/44	1,150
1,000,000	FNR 06-27 BF ARM, 5.62%, 4/25/36	1,003
99,279	GNR 01-47 FA, 5.72%, 9/16/31	100
1,000,000	Granite Master Issuer Plc 5.409%, 12/20/54	1,000
956,546	Harborview Mortgage Loan Trust, 5.09%, 1/19/35	956
150,000	Holmes Master Issuer Plc 2006-1A 2C 144A, 5.75%, 7/15/40 (b)	150
929,425	Impac CMB Trust, 5.74%, 9/25/34	931
41,845	Impac CMB Trust, 5.84%, 4/25/34	42
301,540	Mellon Residential Funding Corp., 5.75%, 11/15/32	303
520,239	MLCC Mortgage Investors Inc., 6.95%, 8/25/29	523
257,291	Morgan Stanley Mortgage Loan Trust, 6.91%, 7/25/34	261
257,758	Sequoia Mortgage Trust, 5.32%, 10/20/27	258
897,833	Structured Asset Mortgage Investments Inc., 5.27%, 12/25/35	900
367,182	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	371
346,809	Structured Asset Mortgage Investments Inc., 6.38%, 2/19/35	348
674,634	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	687
877,820	Structured Asset Mortgage Investments Inc., 7.09%, 5/25/36	894
61,728	Structured Asset Securities Corp., 6.16%, 8/25/32	62
139,581	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	140
1,849,447	Washington Mutual 2006-AR13 1A, 5.44%, 5/25/46	1,855
468,241	Washington Mutual 2006-AR15 1A, 5.50%, 11/25/36	469
1,088,515	Washington Mutual, 4.828%, 5/25/46	1,091
456,038	Washington Mutual, 5.30%, 6/25/44	457
1,397,188	Wells Fargo MBS, 4.36%, 9/23/33	1,371

		20,003

Commercial Paper (5%)
700,000	American Honda Finance, 5.00%, 4/4/07	694
750,000	Archer Daniels Midland PP, 5.00%, 2/7/07	749
750,000	Dexia Delaware LLC., 5.00%, 3/13/07	747
700,000	Nestle Capital Corp., 5.00%, 2/26/07	697

		2,887

U.S. Government Agency (3%)
1,700,000	FHLMC Discount Note, 5.00%, 3/6/07 (d)	1,692

Total Bonds (Cost-$51,400)		51,468

Investment Company (2%)
1,037,356	Bunker Hill Money Market Fund *	1,037

Exchange Traded Funds (13%)
56,100	S&P 500 Depository Receipt	8,063

Total (Cost - $59,573) (a) (99%)		60,568
Other Assets, net of Liabilities (1%)		681

Net Assets (100%)		$61,249

________

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,094
Unrealized depreciation	(99)

Net unrealized appreciation	$995

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board of Trustees.
(c)	Par in local currency
(d)	Discount rate at time of purchase

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/14/2007	Euro (Buy 336)	1.3034	$438	$3
Liabilities:
1/31/2007	British Pound (Sell 19)	1.9639	$38	$—
2/9/2007	British Pound (Sell 1,177)	1.9639	2,311	(32)
3/16/2007	Russian Ruble (Buy 15,542)	26.4563	587	(1)

				$(33)

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
148	S&P 500	Mar-07	$53,391	$999

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal		Unrealized Appreciation (Depreciation)
Assets:
ABX. HE Credit Default Swap, (2.42%)	May-46		$300	$14
Interest Rate Swap, receive 5.4625%, pay 5.375%	Aug-08		5,500	7
Interpublic Group Credit Default Swap 1.96%	Jun-08		220	5
Egypt T-bill Total Return Swap, 5.61%	Apr-07	EGP	3,400	2

				$28

Liabilities:
ABX. HE Credit Default Swap, 2.67%	Jul-45		$300	$(10)
Interest Rate Swap, receive 4.845%, pay 5.353%	Dec-08		2,250	(19)
Interest Rate Swap, receive 5.145%, pay 5.36%	Oct-08		2,500	(8)
Merck Credit Default Swap, (0.20%)	Jun-13		969	(6)

				$(43)

U.S. Growth Leaders Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Common Stocks (98%)
Consumer Discretionary (16%)
37,600	CBS Corp.	$1,172
46,000	Comcast Corp. (b)	2,039
13,400	Desarrolladora Homex S.A. de C.V. (b)	797
174	Gemstar-TV Guide Intl. (b)	1
22,500	KB Home	1,220
36,200	Las Vegas Sands Corp. (b)	3,767
39,500	Marriott International, Inc.	1,902
87,600	News Corp., Class A	2,036

		12,934

Consumer Staples (3%)
43,500	Church & Dwight Co., Inc.	1,971
Energy (4%)
46,100	Anadarko Petroleum Corp.	2,017
15,700	ConocoPhillips	1,043

		3,060

Financial (13%)
57,400	American Financial Group, Inc.	2,027
17,600	Assurant Inc.	978
28,300	Bank of America Corp.	1,488
1,500	Deutsche Bank Ag	213
18,900	MetLife, Inc.	1,174
12,600	Public Storage	1,370
18,800	SEI Investments Co.	1,172
3,300	The Chicago Mercantile Exchange	1,859

		10,281

Healthcare (17%)
12,600	Allergan Inc.	1,471
13,400	Genentech, Inc. (b)	1,171
24,600	Gilead Sciences Inc. (b)	1,582
17,600	Johnson & Johnson	1,176
15,100	Laboratory Corp. of America Holdings (b)	1,109
42,700	Patterson Companies, Inc. (b)	1,606
45,700	Thermo Fisher Scientific (b)	2,187
31,000	VCA Antech, Inc. (b)	1,042
21,700	WellCare Health Plans Inc. (b)	1,681

		13,025

Materials (6%)
14,600	Martin Marietta Materials, Inc.	1,685
22,600	Monsanto Co.	1,245
77,700	Owens-Illinois, Inc. (b)	1,730

		4,660

Industrial (4%)
18,000	Boeing Co.	1,612
4,200	FedEx Corp.	464
14,900	Stericycle, Inc (b)	1,147

		3,223

Technology (23%)
20,300	Akamai Technologies (b)	1,140
16,500	Amphenol Corp.- Class A	1,117
49,800	BMC Software, Inc. (b)	1,713
50,200	Cisco Systems Inc. (b)	1,335
18,800	Cognizant Technology Solutions Corp. (b)	1,603
105,900	EMC Corp.	1,482
2,100	Google Inc. (b)	1,053
62,800	Hewlett-Packard Co.	2,718
71,500	Intel Corporation	1,499
15,200	International Business Machines Corp.	1,507
58,800	Juniper Networks, Inc. (b)	1,064
54,000	Marvell Technology Group Ltd. (b)	988
22,500	Silicon Laboratories Inc. (b)	722

		17,941

Telecommunication (10%)
45,200	America Movil S.A de C.V	2,005
54,500	American Tower Corp. (b)	2,171
55,000	AT&T Inc.	2,070
43,300	China Mobile (Hong Kong) Ltd.	1,998

		8,244

Utilities (2%)
33,100	Allegheny Energy Inc. (b)	1,540

Total Common Stocks		76,879

Investment Company (1%)
1,100,914	Bunker Hill Money Market Fund *	1,101

Total (Cost - $69,385) (a) (99%)		77,980
Other Assets, net of Liabilities (1%)		681

Net Assets (100%)		$78,661

____________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation		$9,141
Unrealized depreciation		(546)

Net unrealized appreciation		$8,595

(b)	Non-income producing security

Small Cap Leaders Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
U.S. Treasury (79%)
3,000,000	U.S. Treasury Bill, 5%, 2/22/07 (a) (b)	$2,992
Investment Company (21%)
806,250	Bunker Hill Money Market Fund *	806

Total (Cost - $3,797) (100%)		3,798
Other Assets, net of Liabilities (0%)		8

Net Assets (100%)		$3,806

*	Affiliated investment

(a)	Discount rate at time of purchase
(b)	All or part of security segregated as collateral.

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
25	Russell Mini	Mar-07	$2,011	$37

Notes to Financial Statements

January 31, 2007

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.

Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Short Bond, Core Bond, Opportunity Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond and Market Return Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay or (receive) from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received (paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
Archer Daniels, 8.125%, 6/1/12	0.99%	JPM
AES Corp., 7.75%, 3/1/14	1.80%	CITIGROUP
AK Steel Co., 7.75%, 6/15/12	1.25%	CSFB
AK Steel Co., 7.75%, 6/15/12	0.98%	JP MORGAN
Allied Waste, 7.375%, 4/15/14	1.05%	JP MORGAN
Argentina, 8.28%, 12/31/33	2.07%	CITIGROUP
Argentina, 8.28%, 12/31/33	-3.13%	CITIGROUP
Avis Budget Car, 7.75%, 5/15/16	1.10%	JP MORGAN
Bombardier Inc., 6.75%, 5/1/12	1.20%	CSFB
Bombardier Inc., 6.75%, 5/1/12	1.00%	CSFB
Brazil, 12.25% 3/6/30	-1.69%	CITIGROUP
Brazil, 12.25% 3/6/30	1.05%	CITIGROUP
Brazil, 12.25% 3/6/30	1.00%	CITIGROUP
Brazil, 12.25% 3/6/30	1.49%	CSFB
Brazil, 12.25% 3/6/30	1.08%	JP MORGAN
Colombia, 7.375% 1/27/17	1.73%	CITIGROUP
Colombia, 7.375% 1/27/17	1.64%	CSFB
Cooper Tire, 8.00%, 12/15/19	2.40%	JP MORGAN
Dow Jones CDX Emerging Markets Index	1.40%	JP MORGAN
Dow Jones CDX North America HY Index	3.25%	LEHMAN BROS
Dow Jones CDX North America HY Index-B	3.00%	JP MORGAN
Freescale Semiconductor, 7.125%, 7/15/14	0.91%	CSFB
Freescale Semiconductor, 7.125%, 7/15/14	1.50%	JP MORGAN
Gazprom, 8.625%, 4/28/34	1.05%	CSFB
INEOS Group Hlds, 7.875% 2/15/16	1.05%	CSFB
INEOS Group Hlds, 7.875% 2/15/16	1.35%	CSFB
INEOS Group Hlds, 7.875% 2/15/16	1.10%	JP MORGAN
Interpublic Group, 7.25%, 8/15/11	1.37%	CSFB
Interpublic Group, 7.25%, 8/15/11	1.96%	CSFB
JC Penney, 8.00%, 3/1/10	0.60%	CSFB
KB Homes, 5.75%, 2/1/14	0.94%	CSFB
Lear Co., 5.75%, 8/1/14	1.85%	CSFB
Lyondell Corp., 10.50%, 6/1/13	1.47%	CITIGROUP
Markit ABX Index Series 06-1	2.67%	CSFB
Markit ABX Index Series 06-2	-2.42%	CSFB
Merck, 5.95%, 12/1/28	-0.20%	JP MORGAN
Nortel Networks Ltd., 10.125%, 7/15/13	1.63%	CSFB
Nortel Networks Ltd., 10.125%, 7/15/13	1.05%	CSFB
NXP Funding, 8.625%, 10/15/15	1.30%	CSFB
NXP Funding, 8.625%, 10/15/15	1.72%	JP MORGAN
Phillippines, 10.625%, 3/16/25	1.29%	CITIGROUP
Polyone Corp., 8.875% 5/1/12	1.25%	CSFB
Polyone Corp., 8.875% 5/1/12	0.98%	JP MORGAN
Quebecor World, 8.125%, 11/15/13	1.50%	CSFB
Reliant Energy Inc., 6.75%, 12/15/14	1.00%	CSFB
Rite Aid Corp., 7.70%, 2/15/27	2.62%	JP MORGAN
Turkey, 11.875%, 1/15/30	-0.70%	CSFB
Turkey, 11.875%, 1/15/30	1.74%	CSFB
Ukraine, 7.65% 6/11/13	1.60%	CSFB
Ukraine, 7.65% 6/11/13	-2.29%	CSFB
Unisys Corp., 8.50%, 10/15/15	1.09%	CSFB
Unisys Corp., 8.50%, 10/15/15	1.55%	JP MORGAN
Unisys Corp., 8.50%, 10/15/15	1.60%	JP MORGAN
United Rentals Inc., 7.75%, 11/15/13	1.30%	JP MORGAN
Venezuela, 9.25%, 9/15/27	1.86%	CSFB
Venezuela, 9.25%, 9/15/27	1.47%	JP MORGAN
Venezuela, 9.25%, 9/15/27	-0.60%	JP MORGAN
Venezuela, 9.25%, 9/15/27	-0.85%	JP MORGAN
Venezuela, 9.25%, 9/15/27	1.66%	JP MORGAN
Viacom Inc., 4.625%, 5/15/18	0.75%	CSFB

The Limited Maturity, Short Bond, Core Bond, Opportunity Bond, Global Short Bond, Global Fixed Income, Emerging Markets Bond and Market Return Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Brazil NTNB, 6%, 5/15/45	5.38%	JP MORGAN
Brazil NTNF, 10%, 1/1/14	5.37%	JP MORGAN
Brazil NTNF, 10%, 1/1/14	5.39%	JP MORGAN
Brazil NTNF, 10%, 1/1/14	5.37%	JP MORGAN
Egypt T-bill, 0%, 4/17/07	5.60%	CSFB
Egypt T-bill, 0%, 4/17/07	5.61%	CSFB
Indonesia, 11%, 11/15/20	5.38%	CSFB
Indonesia, 12%, 9/15/11	5.39%	JP MORGAN
Indonesia, 12%, 9/15/11	5.34%	JP MORGAN
Indonesia, 12%, 9/15/11	5.44%	JP MORGAN
Russia Aggricultural Bank, 7.85%, 2/16/11	5.60%	CSFB

The Core Bond, Opportunity Bond, Global Fixed Income and Market Return Funds have entered into interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Receives	Fund Pays	Counterparty
4.845%	3M Libor	MERRILL LYNCH
5.058%	3M Libor	CSFB
5.113%	3M Libor	CSFB
5.130%	3M Libor	CSFB
5.145%	3M Libor	MERRILL LYNCH
5.153%	3M Libor	CSFB
5.280%	3M Libor	CSFB
5.463%	3M Libor	MERRILL LYNCH
3M Libor	5.046%	CSFB

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through February 28, 2007 (exclusive of interest and taxes).

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than 30 days. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/28/07

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/28/07